UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2024

Date of reporting period:	09/30/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Clinton Limited Term Municipal Fund
Class I | MMZPX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$19	0.29%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT316

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	1.62
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%
MM202912-309770	PAGE 2	TSR-AR-IT316

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT316

MassMutual Clinton Limited Term Municipal Fund
Class Y | MMZQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$26	0.39%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT31Y

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.56
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%
MM202912-309770	PAGE 2	TSR-AR-IT31Y

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT31Y

MassMutual Clinton Limited Term Municipal Fund
Class A | MMJDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.64%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Issue selection in total and particularly in local authority municipal bonds
• Issue selection in state general obligation issues
Top detractors to the Fund’s performance relative to the Bloomberg 5-Year Municipal Bond Index:
• Interest rate sensitivity including both duration and yield curve effects
• Sector allocation effect in total and, in particular, an underweight to gas forward issues
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT312

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.39
Class A - with maximum sales charge	-1.15
Bloomberg Municipal Bond Index	2.82
Bloomberg 5-Year Municipal Bond Index	2.55
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$49.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Total Advisory Fees Paid During the Reporting Period	$78,835
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	16.8%
New York	13.2%
Pennsylvania	11.9%
Illinois	11.5%
Virginia	8.0%
South Carolina	7.1%
California	6.3%
New Jersey	5.9%
Maryland	5.4%
Florida	4.2%
MM202912-309770	PAGE 2	TSR-AR-IT312

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT312

MassMutual Clinton Municipal Fund
Class I | MMZVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$27	0.41%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT326

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	1.89
Bloomberg Municipal Bond Index	2.82
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%
MM202912-309770	PAGE 2	TSR-AR-IT326

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT326

MassMutual Clinton Municipal Fund
Class Y | MMZWX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$34	0.51%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT32Y

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.82
Bloomberg Municipal Bond Index	2.82
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%
MM202912-309770	PAGE 2	TSR-AR-IT32Y

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT32Y

MassMutual Clinton Municipal Fund
Class A | MMZUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$51	0.76%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Issue selection in state general obligation municipal bonds
• Overweight allocation to local authority municipal obligations of various issue types
Top detractors to the Fund’s performance relative to the Bloomberg Municipal Bond Index:
• Interest rate sensitivity including duration and yield curve effects
• Overweight allocation to local general obligation bonds
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT322

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.65
Class A - with maximum sales charge	-0.89
Bloomberg Municipal Bond Index	2.82
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$114,904
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	25.8%
New York	17.4%
Illinois	14.5%
Pennsylvania	8.5%
New Jersey	7.3%
Virginia	5.8%
Alabama	5.0%
Nebraska	3.2%
Michigan	2.6%
Arizona	2.3%
MM202912-309770	PAGE 2	TSR-AR-IT322

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT322

MassMutual Clinton Municipal Credit Opportunities Fund
Class I | MMJBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.54%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT336

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class I - without sales charge	2.02
Bloomberg Municipal Bond Index	3.21
Bloomberg Municipal 65% High Grade/35% High Yield Index	5.07
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%
MM202912-309770	PAGE 2	TSR-AR-IT336

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT336

MassMutual Clinton Municipal Credit Opportunities Fund
Class Y | MMJCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$43	0.64%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT33Y

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class Y - without sales charge	1.95
Bloomberg Municipal Bond Index	3.21
Bloomberg Municipal 65% High Grade/35% High Yield Index	5.07
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%
MM202912-309770	PAGE 2	TSR-AR-IT33Y

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT33Y

MassMutual Clinton Municipal Credit Opportunities Fund
Class A | MMJAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of February 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class A	$59	0.89%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
The municipal bond market has realized strong gains over the trailing one-year period. The market benefited from sharply lower yields, although much of the decrease occurred in the fourth quarter of 2023. More recently, the third quarter of 2024 was likewise a period of lower market yields, in response to lower inflation data. This led the U.S. Federal Reserve to cut its policy interest rate by 0.50% in September 2024. During the period, the market also benefited from strong demand, driven by greater investor interest due to lower inflation (higher real tax-equivalent yields), desire to access higher yields in the near term against an outlook of lower yields, and a potentially higher tax environment in 2025.
Top contributors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Issue selection in municipal bonds within the higher education sector
• Issue selection among municipal toll road issues
Top detractors to the Fund’s performance relative to the Bloomberg Municipal 65% High Grade/35% High Yield Index:
• Selection effect among local authority hospital, lifecare, and other revenue issues
• Interest rate sensitivity including both duration and yield curve effects
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2024 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT332

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

Since Inception (02/01/2024)
Class A - without sales charge	1.78
Class A - with maximum sales charge	-0.76
Bloomberg Municipal Bond Index	2.82
Bloomberg Municipal 65% High Grade/35% High Yield Index	4.60
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$50.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Total Advisory Fees Paid During the Reporting Period	$157,261
Portfolio Turnover Rate	121%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	29.1%
Illinois	16.2%
Florida	8.2%
Colorado	6.3%
Pennsylvania	6.3%
Alabama	5.0%
Tennessee	4.5%
Nebraska	4.4%
North Carolina	4.2%
Texas	4.1%
MM202912-309770	PAGE 2	TSR-AR-IT332

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT332

MassMutual Global Floating Rate Fund
Class I | BXFIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.74%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	9.13	5.16	4.61
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%
MM202912-309770	PAGE 2	TSR-AR-2BCA4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA4

MassMutual Global Floating Rate Fund
Class Y | BXFYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCAY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class Y - without sales charge	9.22	5.17	4.60
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%
MM202912-309770	PAGE 2	TSR-AR-2BCAY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCAY

MassMutual Global Floating Rate Fund
Class A | BXFAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.98%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	8.83	4.90	4.33
Class A - with maximum sales charge	4.60	4.26	4.01
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%
MM202912-309770	PAGE 2	TSR-AR-2BCA1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA1

MassMutual Global Floating Rate Fund
Class C | BXFCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.73%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s investment in U.S. bank loans contributed more than European loans
• Despite the more recent fall in yields, coupon income was additive
• Selection among B and CCC rated loans
Top detractors to the Fund’s performance relative to the Credit Suisse Leveraged Loan Index:
• The Fund’s allocation and selection among European bank loans as U.S. bank loans outperformed
• Cash allocation as the asset class return was strong in the period
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCA3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class C - without sales charge	8.14	4.14	3.56
Class C - with maximum sales charge	7.14	4.14	3.56
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
Credit Suisse Leveraged Loan Index	9.65	5.60	4.86
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Credit Suisse Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Credit Suisse Leveraged Loan Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$127.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	253
Total Advisory Fees Paid During the Reporting Period	$891,432
Portfolio Turnover Rate	61%
MM202912-309770	PAGE 2	TSR-AR-2BCA3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	87.7%
Corporate Debt	6.3%
Repurchase Agreement	5.1%
Common Stock	0.9%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	65.8%
United Kingdom	9.4%
Germany	4.8%
France	2.1%
Belgium	2.0%
Switzerland	1.6%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 3.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCA3

MassMutual Global Credit Income Opportunities Fund
Class I | BXITX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.45	4.42	4.38
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps[1]	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-2BCB4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB4

MassMutual Global Credit Income Opportunities Fund
Class Y | BXIYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.90%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCBY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class Y - without sales charge	12.40	4.40	4.37
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-2BCBY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCBY

MassMutual Global Credit Income Opportunities Fund
Class A | BXIAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.16%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	12.12	4.13	4.11
Class A - with maximum sales charge	6.68	3.29	3.71
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-2BCB1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB1

MassMutual Global Credit Income Opportunities Fund
Class C | BXICX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.95%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Interest rate sensitivity aided absolute and relative return
• Corporate high yield allocation, given higher returns in the class compared to other asset classes
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index + 500 bps:
• Bank loan allocation as high yield bonds outperformed
• Allocation to lower-returning technology sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCB3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class C - without sales charge	11.27	3.36	3.33
Class C - with maximum sales charge	10.27	3.36	3.33
Bloomberg Global Aggregate Index[1]	11.99	-0.83	0.57
FTSE 3 Month US T Bill Index + 500 bps	10.93	7.51	6.75
Bloomberg Multiverse Index	12.25	-0.63	0.74
1	Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$148.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	451
Total Advisory Fees Paid During the Reporting Period	$972,880
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-2BCB3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	48.8%
Corporate Debt	33.4%
Repurchase Agreement	10.9%
Non-U.S. Government Agency Obligations	4.6%
Investment of Cash Collateral from Securities Loaned	1.7%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Warrants	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	48.0%
United Kingdom	9.8%
Germany	4.0%
Spain	3.2%
Netherlands	2.5%
Ireland	2.4%
France	2.4%
Cayman Islands	2.1%
Luxembourg	1.8%
Belgium	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCB3

MassMutual Emerging Markets Debt Blended Total Return Fund
Class I | BXEIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.94%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 21, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCE4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class I - without sales charge	15.73	2.47	4.06
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11
The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%
MM202912-309770	PAGE 2	TSR-AR-2BCE4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCE4

MassMutual Emerging Markets Debt Blended Total Return Fund
Class Y | BXEYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.95%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 21, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCEY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class Y - without sales charge	15.75	2.41	4.03
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11
The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%
MM202912-309770	PAGE 2	TSR-AR-2BCEY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCEY

MassMutual Emerging Markets Debt Blended Total Return Fund
Class A | BXEAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 21, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCE1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class A - without sales charge	15.61	2.21	3.80
Class A - with maximum sales charge	10.02	1.38	3.33
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11
The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-2BCE1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCE1

MassMutual Emerging Markets Debt Blended Total Return Fund
Class C | BXECX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.94%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• The emerging market sovereign hard currency portfolio aided performance the most
• The corporate portfolio particularly Mexican companies was favorable
Top detractors to the Fund’s performance relative to the Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index:
• Local rates exposure
• Various currency exposures as part of the foreign exchange hedging strategy
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 21, 2015 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BCE3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (10/21/2015)
Class C - without sales charge	14.63	1.40	3.01
Class C - with maximum sales charge	13.63	1.42	3.03
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index	17.23	1.07	3.11
The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$27.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	159
Total Advisory Fees Paid During the Reporting Period	$321,969
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-2BCE3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Sovereign Debt Obligations	58.8%
Corporate Debt	36.1%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	1.8%
Derivatives	0.0%

Largest Countries (% of Total Investments)
Colombia	8.5%
South Africa	6.8%
Chile	4.9%
Mexico	4.8%
Peru	4.8%
Czech Republic	4.8%
Turkey	4.5%
Tajikistan	3.6%
Paraguay	3.2%
Brazil	3.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the Class L shares of the Fund were re-named as Class A shares.
Effective February 1, 2024, the maximum front-end sales charge on Class A shares of the Fund increased from 4.00% to 4.25%.
Prior to July 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.95%, 0.95%, 1.20%, and 1.95% for Classes I, Y, A, and C, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-2BCE3

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2024, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2024 and 2023 were $263,811 and $233,560, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2024 and 2023 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2024 and 2023 were $760,661 and $692,517, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 99.2%
Municipal Obligations — 99.2%
Arizona — 2.3%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	$ 1,000,000	$ 1,159,886
California — 6.2%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A, 5.000% 5/15/36	1,000,000	1,059,611
Santa Ana Unified School District, CA, General Obligation, Series B, 0.000% 8/01/30	2,435,000	2,059,957
		3,119,568
Florida — 4.2%
State of Florida, General Obligation, Series A, 5.000% 6/01/26	2,000,000	2,085,626
Georgia — 0.6%
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	155,733
Revenue Bonds, 5.000% 10/01/27	150,000	158,229
		313,962
Illinois — 11.4%
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,408,881
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1, 5.000% 11/01/28	1,225,000	1,282,180
State of Illinois, General Obligation, Series A, 5.000% 11/01/24	2,005,000	2,007,513
		5,698,574
Maryland — 5.3%
County of Howard, MD, General Obligation, Series A, 5.000% 8/15/34	500,000	592,116
State of Maryland, General Obligation, Series GRO, 5.000% 3/15/26	2,000,000	2,072,602
		2,664,718
Nebraska — 3.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,624,749

	Principal Amount	Value
New Jersey — 5.9%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	$ 1,290,000	$ 1,323,043
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	1,600,000	1,623,036
		2,946,079
New York — 13.1%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,221,744
Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,791,001
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C4, 4.050% VMIG1 11/01/36	200,000	200,000
Port Authority of New York & New Jersey, Revenue Bonds, 5.000% 9/01/27	2,300,000	2,302,956
		6,515,701
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series C, 4.000% VMIG1 1/15/37	200,000	200,000
Pennsylvania — 11.9%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,320,000	2,426,537
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	554,875
Revenue Bonds, 5.000% 2/01/37	525,000	576,197
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST, 5.000% 6/01/26	2,270,000	2,358,477
		5,916,086
South Carolina — 7.1%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, 5.000% 11/01/31	2,100,000	2,385,025

The accompanying notes are an integral part of the financial statements.
1

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Public Service Authority, Revenue Bonds, Series B, 4.000% 12/01/38	$ 1,120,000	$ 1,145,280
		3,530,305
Texas — 16.7%
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,468,230
Fort Worth Independent School District, TX, General Obligation, 5.000% 2/15/25	1,500,000	1,510,789
Mansfield Independent School District, TX, General Obligation, 4.000% 2/15/31	1,845,000	1,849,701
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,490,157
		8,318,877
Virginia — 7.9%
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,800,000	1,885,038
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000% 3/15/26	2,000,000	2,071,437
		3,956,475

	Principal Amount	Value
Wisconsin — 2.9%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	$ 745,000	$821,541
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	642,768
		1,464,309
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,267,473)		49,514,915
TOTAL BONDS & NOTES (Cost $49,267,473)		49,514,915
TOTAL LONG-TERM INVESTMENTS (Cost $49,267,473)		49,514,915
TOTAL INVESTMENTS — 99.2% (Cost $49,267,473) (a)		49,514,915
Other Assets/(Liabilities) — 0.8%		409,842
NET ASSETS — 100.0%		$49,924,757

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MassMutual Clinton Municipal Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 98.8%
Municipal Obligations — 98.8%
Alabama — 4.9%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$ 2,250,000	$ 2,487,016
Arizona — 2.3%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	1,000,000	1,159,886
Florida — 2.0%
State of Florida, General Obligation, Series A, 5.000% 6/01/26	1,000,000	1,042,813
Illinois — 14.4%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	2,375,000	2,447,660
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,408,881
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	2,250,000	2,431,676
		7,288,217
Michigan — 2.6%
Grand Rapids Public Schools, MI, General Obligation, 5.000% 5/01/35	1,125,000	1,320,033
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,624,749
New Jersey — 7.2%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,323,043
State of New Jersey, General Obligation, Series A, 5.000% 6/01/25	2,300,000	2,333,115
		3,656,158
New York — 17.2%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,473,320

	Principal Amount	Value
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	$ 2,235,000	$ 2,255,302
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, 5.250% 11/15/27	1,405,000	1,480,210
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C4, 4.050% VMIG1 11/01/36	200,000	200,000
Port Authority of New York & New Jersey, Revenue Bonds, 5.000% 9/01/27	2,300,000	2,302,956
		8,711,788
Oklahoma — 1.0%
Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% 10/01/48	505,000	505,317
Pennsylvania — 8.4%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,300,000	2,405,619
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	880,615
Revenue Bonds, 5.000% 2/01/41	900,000	968,806
		4,255,040
South Carolina — 2.3%
South Carolina Public Service Authority, Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,145,280
Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, 5.000% 7/01/41	1,000,000	1,112,016
Texas — 25.4%
Bexar County Hospital District, TX, General Obligation, 5.000% 2/15/48	1,500,000	1,628,379
Central Texas Turnpike System, TX, Revenue Bonds, Series C, 5.000% 8/15/32	1,115,000	1,271,241
City of San Antonio, TX, General Obligation, 5.000% 2/01/26	2,390,000	2,468,230

The accompanying notes are an integral part of the financial statements.
3

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A, 5.000% 8/15/34	$ 1,160,000	$ 1,326,943
County of Parker, TX, General Obligation, 4.000% 2/15/40	1,600,000	1,632,952
Hurst-Euless-Bedford Independent School District, TX, General Obligation, 4.000% 8/15/40	2,000,000	2,088,073
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,490,157
		12,905,975
Virginia — 5.7%
Commonwealth of Virginia, General Obligation, Series A, 4.000% 6/01/40	1,715,000	1,840,378
County of Arlington, VA, General Obligation, Series B, 5.000% 8/15/26	1,000,000	1,047,243
		2,887,621
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,943,704)		50,101,909
TOTAL BONDS & NOTES (Cost $49,943,704)		50,101,909
TOTAL LONG-TERM INVESTMENTS (Cost $49,943,704)		50,101,909
TOTAL INVESTMENTS — 98.8% (Cost $49,943,704) (a)		50,101,909
Other Assets/(Liabilities) — 1.2%		601,049
NET ASSETS — 100.0%		$50,702,958

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 99.3%
Municipal Obligations — 99.3%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/43	$ 2,250,000	$ 2,487,016
Arizona — 2.8%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34	750,000	869,914
Revenue Bonds, Series D, 5.000% 12/01/44	500,000	551,594
		1,421,508
Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A, 5.500% 4/01/44 (a)	1,000,000	1,049,015
Colorado Health Facilities Authority, Revenue Bonds, Series A2, 5.000% 8/01/44	2,000,000	2,084,817
		3,133,832
Florida — 8.2%
Capital Trust Authority, FL, Revenue Bonds, Series A, 5.000% 6/01/54 (a)	1,000,000	1,012,560
Florida Development Finance Corp.
Revenue Bonds, 4.000% 11/15/38	2,000,000	2,048,344
Revenue Bonds, 5.000% 7/01/41	1,000,000	1,030,138
		4,091,042
Georgia — 3.3%
Private Colleges & Universities Authority, GA, Revenue Bonds, 4.000% 4/01/44	1,690,000	1,676,162
Illinois — 16.1%
Chicago Board of Education, IL, General Obligation, Series A, 5.000% 12/01/40	1,750,000	1,805,858
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	1,375,000	1,417,066
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,408,881
State of Illinois, General Obligation, Series C, 5.000% 12/01/45	2,250,000	2,431,676
		8,063,481

	Principal Amount	Value
Indiana — 3.3%
Indiana Finance Authority, Revenue Bonds, Series A, 5.500% 3/01/44	$ 1,500,000	$ 1,627,263
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A, 5.000% 8/15/39	1,000,000	1,074,773
Nebraska — 4.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	2,000,000	2,166,332
New York — 28.9%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,473,320
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A, 5.000% 7/01/51	2,375,000	2,439,180
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	2,240,000	2,260,347
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,649,172
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C4, 4.050% VMIG1 11/01/36	800,000	800,000
New York State Dormitory Authority, Revenue Bonds, 5.000% 7/01/40	1,850,000	2,038,253
New York State Thruway Authority, Revenue Bonds, Series N, 4.000% 1/01/47	1,690,000	1,689,187
Onondaga Civic Development Corp., NY, Revenue Bonds, Series A, 5.125% 8/01/44	1,095,000	1,124,312
		14,473,771
North Carolina — 4.2%
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.125% 10/01/54	2,000,000	2,093,661

The accompanying notes are an integral part of the financial statements.
5

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pennsylvania — 6.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	$ 480,000	$ 516,696
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,549,028
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, 5.000% 6/15/39 (a)	1,000,000	1,042,580
		3,108,304
Tennessee — 4.5%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A, 5.250% 9/01/39	2,000,000	2,241,424
Texas — 4.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A, 4.000% 12/31/35	2,000,000	2,052,037
TOTAL MUNICIPAL OBLIGATIONS (Cost $49,199,401)		49,710,606
TOTAL BONDS & NOTES (Cost $49,199,401)		49,710,606
TOTAL LONG-TERM INVESTMENTS (Cost $49,199,401)		49,710,606
TOTAL INVESTMENTS — 99.3% (Cost $49,199,401) (b)		49,710,606
Other Assets/(Liabilities) — 0.7%		373,520
NET ASSETS — 100.0%		$50,084,126

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $3,104,155 or 6.20% of net assets.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MassMutual Global Floating Rate Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 0.8%
Common Stock — 0.8%
Communication Services — 0.5%
Learfield Communications, Inc. (a)	9,599	$ 645,533
Consumer Discretionary — 0.1%
Serta Simmons, Inc. (Acquired 6/29/23, Cost $328,814) (a) (b)	22,009	123,250
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (c) (d)	8,019	239,447
Financials — 0.0%
Campfire Topco Ltd. (a) (c) (d)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (c) (d)	689	—
Jubilee Topco Ltd., A2 shares (a) (c) (d)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (c) (d)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (c) (d)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (b) (c) (d)	353,106	58,539
Information Technology — 0.0%
Travelex Topco Ltd. (a) (c) (d)	3,524	—
TOTAL COMMON STOCK (Cost $1,373,292)		1,066,769
TOTAL EQUITIES (Cost $1,373,292)		1,066,769
	Principal Amount
Bonds & Notes — 92.3%
Bank Loans — 86.1%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.960% VRN 8/23/28	$ 436,761	434,813
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.604% VRN 2/07/31	225,849	226,075
		660,888

	Principal Amount	Value
Aerospace & Defense — 0.6%
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 2/28/31	$ 352,852	$ 351,370
2024 Term Loan, 3 mo. U.S. (Fed) Prime Rate + 1.500%, 7.320% VRN 1/19/32	378,788	377,208
		728,578
Airlines — 1.4%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.253% VRN 3/21/31	502,216	502,843
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750% 10.294% VRN 4/20/28	759,768	780,343
United Airlines, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.033% VRN 2/22/31	555,602	555,775
		1,838,961
Apparel — 0.6%
Samsonite International SA, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 6/21/30	705,882	707,061
Banks — 0.7%
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 8/02/28	827,219	825,672
Building Materials — 1.6%
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.557% VRN 5/31/30	721,360	719,557
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 3/28/31	167,366	167,505
Nvent Electric Public Ltd. Co., Term Loan B, 0.000% 9/12/31 (e)	431,034	430,496
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.854% VRN 8/05/31	724,376	715,922
		2,033,480
Chemicals — 3.2%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 9/09/31	175,850	176,509

The accompanying notes are an integral part of the financial statements.
7

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 8.615% VRN 12/29/27	$ 520,192	$ 451,594
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100% 3.798% VRN 12/30/27 EUR (f)	259,744	54,791
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100% 3.798% VRN 12/30/27 EUR (f)	194,776	191,204
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500% 7.878% VRN 2/04/29 EUR (f)	500,000	556,096
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 9/30/28	593,809	592,918
Nouryon Finance BV, 2024 Incremental Term Loan B2, 3 mo. USD Term SOFR + 3.500% 8.821% VRN 4/03/28	216,476	216,656
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.104% VRN 6/20/31	840,614	839,984
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.704% VRN 4/23/29	864,583	842,882
Polar US Borrower LLC, 2024 Term Loan B1A, 1 mo. USD Term SOFR + 5.500% 10.457% VRN 10/16/28	163,022	119,821
		4,042,455
Commercial Services — 6.6%
APX Group, Inc., 2021 Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 1.750%, 3 mo. USD Term SOFR + 2.750% 8.296% - 9.750% VRN 7/10/28	697,182	696,639
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 8.195% VRN 3/03/25	10	10
BIFM US Finance LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 5/31/28	221,018	221,709

	Principal Amount	Value
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 1/31/31	$551,687	$ 551,455
CHG Healthcare Services, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 9/29/28	212,058	212,263
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750% 7.578% VRN 2/21/31	181,924	181,469
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.755% VRN 1/31/28 EUR (f)	1,000,000	1,118,604
Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 5/04/28	738,702	737,779
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.529% VRN 7/25/30	275,965	276,506
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.256% VRN 3/04/28	640,051	557,913
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750% 7.292% VRN 7/15/29 EUR (f)	1,000,000	1,114,452
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 6.345% VRN 3/27/28 EUR (f)	1,375,000	1,531,101
Vortex Opco LLC
Second Out Term Loan, 3 mo. USD Term SOFR + 4.250% 9.118% VRN 12/17/28	374,035	266,032
First Out Term Loan, 3 mo. USD Term SOFR + 6.250% 11.003% VRN 4/30/30	120,766	125,295
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 1/30/31	819,101	817,709
		8,408,936
Computers — 1.7%
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.595% VRN 6/27/31	306,346	305,580

The accompanying notes are an integral part of the financial statements.
8

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magenta Security Holdings LLC, 2024 Super Priority Term Loan, 0.000% 7/27/28 (e)	$4,067	$ 4,135
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.451% VRN 3/01/29	811,785	807,978
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 8/28/28	786,304	512,277
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 9.514% VRN 4/24/28	337,632	328,138
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250% 12.764% VRN 4/23/29	270,186	251,611
		2,209,719
Cosmetics & Personal Care — 0.5%
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250% 9.210% VRN 3/01/28	579,709	578,260
Distribution & Wholesale — 0.3%
Gates Global LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 6/04/31	439,007	439,591
Diversified Financial Services — 2.2%
Advisor Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.845% VRN 8/17/28	292,841	289,423
CPI Holdco B LLC, Term Loan, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 5/19/31	522,372	519,666
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250% 9.795% VRN 12/31/26	4,502	4,281
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.645% VRN 12/30/27	1,176,592	1,031,730
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.645% VRN 12/30/27	1,569,049	288,313

	Principal Amount	Value
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 4/25/31	$ 703,150	$ 702,271
		2,835,684
Electric — 1.1%
Alpha Generation LLC, Term Loan B, 0.000% 9/19/31 (e)	223,090	223,050
Calpine Corp., Term Loan B9, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 1/31/31	248,750	247,840
Constellation Renewables, LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.250% 7.307% VRN 12/15/27	786,302	786,695
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.096% VRN 10/01/27	130,930	130,957
		1,388,542
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000% 7.378% - 7.378% VRN 4/18/28 EUR (f)	429,322	478,496
Engineering & Construction — 0.8%
Brown Group Holding LLC
Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 7/01/31	190,090	189,509
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.750% , 3 mo. USD Term SOFR + 2.750%, 7.595% - 8.002% VRN 7/01/31	301,310	300,472
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%, 8.710% VRN 3/31/28	250,665	249,570
Energize HoldCo LLC, 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 12/08/28	237,440	236,996
		976,547
Entertainment — 2.8%
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.794% VRN 10/02/28	362,943	345,250

The accompanying notes are an integral part of the financial statements.
9

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CTI Foods Holding Co. LLC
2024 First Out Incremental Term Loan, 3 mo. USD Term SOFR + 10.000% 15.388% VRN 5/01/26 (c) (d)	$83,521	$ 83,521
2024 LIFO Term Loan, 3 mo. USD Term SOFR + 10.000% 15.388% VRN 3/15/27 (c) (d)	169,442	169,442
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 7.095% VRN 11/12/29 EUR (f)	1,000,000	1,086,801
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.318% VRN 4/04/29	751,788	746,833
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 0.000% 0.000% VRN 3/31/26 EUR (c) (d) (f)	110,963	225,915
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500% 4.054% VRN 9/15/26 EUR (f)	610,076	5,093
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EURIBOR + 0.000% 4.172% VRN 7/31/26 EUR (c) (d) (f)	57,426	—
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000% 5.844% VRN 3/27/33 EUR (c) (d) (f)	246,435	—
2023 EUR PIK New Money Tranche, 3 mo. EURIBOR + 0.500% 11.500% VRN 7/31/26 EUR (c) (d) (f)	128,030	—
2023 EUR PIK New Money Tranche A2 Undrawn, 3 mo. EURIBOR + 0.500% 11.500% VRN 7/31/26 EUR (f)	105,348	11,727
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.116% VRN 3/31/26 EUR (c) (d) (f)	33,289	67,775
EUR PIK Tranche 2 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.684% VRN 3/31/26 EUR (c) (d) (f)	66,578	135,550

	Principal Amount	Value
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 2 mo. EURIBOR + 0.000% 3.593% VRN 12/31/27 EUR (f)	$245,827	$ 165,554
2023 EUR Floating PIK Term Loan, 2 mo. EURIBOR + 0.100% 3.593% VRN 12/31/27 EUR (f)	156,883	174,635
2023 EUR Floating PIK Super Senior Term Loan, 3 mo. EURIBOR + 4.000% 7.873% VRN 6/30/27 EUR (f)	88,996	101,377
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 11.844% VRN 6/30/27 EUR (f)	146,160	160,258
WMG Acquisition Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.595% VRN 1/24/31	123,686	123,506
		3,603,237
Environmental Controls — 0.2%
Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.750% 7.889% VRN 6/21/28	187,808	187,554
Food — 1.7%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.710% VRN 12/08/28	487,402	485,272
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000% 12.388% VRN 5/01/26	329,247	329,299
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000% 14.388% VRN 5/01/26	220,776	209,773
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125% 5.715% VRN 1/29/27 EUR (f)	1,000,000	1,111,936
		2,136,280
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2024 Term Loan B, 0.000% 9/19/31 (e)	118,336	118,188

The accompanying notes are an integral part of the financial statements.
10

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Products — 1.2%
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500% 11.728% VRN 12/31/26	$859,725	$ 343,890
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 10/23/28	1,136,775	1,136,661
		1,480,551
Health Care - Services — 7.8%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 12.207% VRN 12/10/29	292,998	274,870
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000% 7.034% VRN 2/22/28	587,407	586,673
Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.854% VRN 2/11/28	497,475	501,206
Concentra Health Services, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 7/28/31	173,210	172,777
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.960% VRN 11/01/28	419,514	419,828
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500% 9.345% VRN 4/28/28	495,006	485,829
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 0.000% 5/16/31 (e)	702,212	700,808
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.500% 8.852% VRN 11/01/28	10,027	7,570
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 12.352% VRN 11/01/29	294,737	191,579
Mehilainen Yhtiot Oy, 2024 EUR New Money Term Loan B5B, 0.000% 8/05/31 EUR (e) (f)	848,223	943,727
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.865% VRN 3/12/28	734,116	661,226
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 11/15/28	750,032	749,890

	Principal Amount	Value
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500% 1.500% - 8.883% VRN 1/31/29	$1,561,332	$ 1,525,233
Radnet Management, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.779% VRN 4/18/31	780,382	780,710
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 3/06/27	177,357	177,948
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250% 10.502% VRN 3/02/27	138,198	131,872
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/31/24, Cost $352,044), 6 mo. EURIBOR + 0.100% 3.868% VRN 12/20/27 EUR (b) (f)	348,738	310,558
2023 EUR Super Senior Term Loan (Acquired 11/30/23-5/31/24, Cost $123,163), 6 mo. EURIBOR + 12.000% 15.768% VRN 12/18/26 EUR (b) (c) (d) (f)	117,547	122,996
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.565% VRN 10/01/28	55,516	54,308
Vivalto Sante SAS, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.350% 6.695% VRN 7/21/28 EUR (f)	1,000,000	1,107,183
		9,906,791
Holding Company - Diversified — 0.8%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250% 14.267% VRN 10/01/27	1,157,599	1,030,263
Home Furnishing — 0.4%
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.846% VRN 9/25/28	458,236	457,828
Insurance — 5.2%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.000% 7.965% VRN 11/06/30	660,876	657,261

The accompanying notes are an integral part of the financial statements.
11

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.210% VRN 2/19/28	$710,869	$ 709,454
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 2/14/31	1,077,917	1,076,645
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 9/13/30	437,346	429,146
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR+ 5.250% 10.210% VRN 1/20/29	1,051,724	969,889
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 6/13/31	665,000	662,094
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.255% VRN 6/20/30	223,038	222,681
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.252% VRN 7/31/31	1,024,624	1,022,318
USI, Inc., 2024 Term Loan (2029), 3 mo. USD Term SOFR + 2.750% 7.354% VRN 11/22/29	900,814	897,814
		6,647,302
Internet — 1.5%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.595% VRN 4/03/28 EUR (f)	870,750	929,399
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 5/03/28	493,750	490,284
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 8/31/28	433,576	433,255
		1,852,938
Investment Companies — 0.0%
Hurtigruten ASA, 2024 EUR Holdco Term Loan (Acquired 9/30/24, Cost $426,982), 3 mo. EURIBOR + 0.020% 0.020% - 14.770% VRN 2/23/29 EUR (b) (f)	735,610	46,576
Leisure Time — 1.9%
City Football Group Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.969% VRN 7/22/30	787,665	782,412

	Principal Amount	Value
Hurtigruten ASA
2024 EUR Term Loan B (Acquired 8/23/24, Cost $405,742), 6 mo. EURIBOR + 6.500% 9.910% VRN 9/30/27 EUR (b) (f)	$415,100	$ 321,599
2024 EUR OpCo Exit Term Loan (Acquired 9/16/24, Cost $296,578), 3 mo. EURIBOR + 7.500% 10.910% VRN 6/30/27 EUR (b) (f)	317,686	358,551
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 12/17/27	465,931	433,702
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 12/17/27	296,537	276,026
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 3/18/30	294,163	289,569
		2,461,859
Lodging — 2.0%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250% 7.625% VRN 3/21/31 EUR (f)	1,000,000	1,115,175
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 1/17/31	408,347	404,774
2021 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.345% VRN 8/02/28	122,972	122,127
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500% 8.211% VRN 4/02/31 EUR (f)	500,000	556,970
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 3/14/31	369,561	367,779
		2,566,825
Media — 4.2%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.345% VRN 6/30/28	552,769	550,696
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000% 10.241% VRN 5/02/29	512,172	222,026

The accompanying notes are an integral part of the financial statements.
12

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DirecTV Financing LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.250% 10.210% VRN 8/02/29	$869,570	$ 854,083
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 8/06/31	432,301	433,922
Sinclair Television Group, Inc., Term Loan B2B, 3 mo. USD Term SOFR + 2.500% 8.014% VRN 9/30/26	448,377	432,684
UPC Financing Partnership, 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 2.925% 8.136% VRN 1/31/29	1,000,000	994,030
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425% 6.861% VRN 10/15/31 EUR (f)	700,000	774,763
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000% 6.436% VRN 1/31/29 EUR (f)	1,000,000	1,092,690
		5,354,894
Metal Fabricate & Hardware — 0.4%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.569% VRN 10/12/28	268,136	267,466
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.195% VRN 6/01/28	176,448	175,345
		442,811
Mining — 0.2%
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 8/18/30	285,769	285,198
Oil & Gas Services — 0.3%
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.868% VRN 7/09/31	393,701	394,685
Packaging & Containers — 5.0%
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.345% VRN 6/11/31 (e)	430,018	427,063
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 12/01/27	1,193,844	1,193,725

	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 8.020% VRN 4/13/29	$1,073,354	$ 1,067,269
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 7.345% VRN 8/04/27	223,340	223,022
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.701% VRN 4/15/27	864,729	865,931
Polar US Borrower LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 9.848% VRN 10/02/28	399,290	318,266
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750% 12.068% VRN 10/01/29	254,237	98,199
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.118% - 9.301% VRN 9/15/28	794,188	794,783
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 8/12/28	634,773	633,846
Trident TPI Holdings, Inc., 2024 Term Loan B6, 0.000% 9/15/28 (e)	783,383	783,908
		6,406,012
Pharmaceuticals — 5.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500% 10.345% VRN 5/04/28	655,876	662,711
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.051% VRN 8/01/27	672,649	670,920
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.704% VRN 10/01/27	439,912	417,731
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.402% VRN 11/15/27	680,838	660,732
IVC Acquisition Ltd., 2023 EUR Term Loan B, 6 mo. EURIBOR + 5.000% 8.795% VRN 12/12/28 EUR (f)	1,237,000	1,377,338

The accompanying notes are an integral part of the financial statements.
13

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 5/05/28	$ 780,652	$ 779,606
Nidda Healthcare Holding AG, 2020 EUR Term Loan B1, 3 mo. EURIBOR + 3.500% 6.895% VRN 8/21/26 EUR (f)	1,425,000	1,584,350
Organon & Co, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.465% VRN 5/19/31	337,400	336,135
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 8/01/31	325,203	325,366
		6,814,889
Pipelines — 0.7%
Buckeye Partners LP, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 11/22/30	298,502	298,018
Buckeye Partners, LP, 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750% 6.595% VRN 11/01/26	180,052	179,977
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.044% VRN 12/21/28	128,501	127,249
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.818% VRN 10/04/30	217,711	217,891
Whitewater Whistler Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250% 6.854% VRN 2/15/30 (e)	121,478	121,083
		944,218
Real Estate — 0.3%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 6/02/28	306,379	302,877
Cushman & Wakefield US Borrower LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.710% VRN 8/21/25	12,637	12,629
		315,506
Retail — 2.2%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.595% VRN 9/20/30	555,650	549,499

	Principal Amount	Value
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.286% VRN 6/17/31	$187,036	$ 186,802
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 6 mo. USD Term SOFR + 2.500% 7.241% - 7.345% VRN 6/05/31	744,386	732,409
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.695% VRN 12/15/27	609,730	608,816
Kodiak Building Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.918% VRN 3/12/28	245,460	245,327
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.968% VRN 6/06/31	210,359	206,021
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 10/19/29	324,137	321,625
		2,850,499
Semiconductors — 0.3%
MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.170% VRN 8/17/29	422,437	422,015
Software — 10.4%
AppLovin Corp.
2024 Term Loan (2028), 1 mo. USD Term SOFR + 2.500% 7.345% VRN 10/25/28	447,581	447,263
2024 Term Loan (2030), 1 mo. USD Term SOFR + 2.500% 7.345% VRN 8/16/30	240,726	240,425
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 12/11/28	509,852	507,267
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 2/15/29	1,046,773	1,039,142
Banff Merger Sub, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.005% VRN 7/30/31	816,894	814,713
BCPE Pequod Buyer, Inc., USD Term Loan B, 0.000% 9/19/31 (e)	800,493	796,658
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 7/06/29	317,690	314,091

The accompanying notes are an integral part of the financial statements.
14

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cloud Software Group, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 3/30/29	$ 664,570	$ 661,313
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.695% VRN 10/08/28	599,055	581,832
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.451% VRN 5/01/31	745,363	744,431
Darktrace PLC, Term Loan, 0.000% 7/02/31 (e)	408,998	402,237
Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 12/01/27	205,753	205,780
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.833% VRN 12/01/27	467,334	395,547
Loyalty Ventures, Inc., Term Loan B, 0.000% 11/03/27	1,440,555	100,839
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan (Acquired 1/11/22, Cost $424,642), 1 mo. USD Term SOFR + 4.000% 8.960% VRN 12/18/28 (b)	423,673	288,097
2021 2nd Lien Term Loan (Acquired 11/19/21, Cost $305,172), 1 mo. USD Term SOFR + 6.750% 11.710% VRN 12/17/29 (b)	308,219	127,976
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 6/17/31	748,212	736,555
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 10.095% VRN 6/17/32	500,000	490,835
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750% 7.710% VRN 3/13/28	243,950	242,074
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.500% 8.786% VRN 7/16/31	923,744	922,959
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.210% VRN 3/10/28	740,409	738,788

	Principal Amount	Value
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.652% VRN 2/01/29	$528,930	$ 351,738
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 10/09/29	334,275	334,954
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500% 9.460% VRN 8/11/28	492,401	491,731
SS&C Technologies Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 5/09/31	546,328	546,235
Thunder Generation Funding LLC, Term Loan B, 0.000% 9/27/31 (e)	679,028	678,180
Veritas US, Inc., 2021 USD Term Loan B (Acquired 12/14/21, Cost $117,359), 1 mo. USD Term SOFR + 5.000% 9.960% VRN 9/01/25 (b)	117,359	109,690
		13,311,350
Telecommunications — 7.7%
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000% 8.685% VRN 10/31/27 EUR (f)	994,951	983,397
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 10/02/27 (e)	324,308	314,864
Delta TopCo, Inc., 2024 Term Loan, 6 mo. USD Term SOFR + 3.500% 8.198% VRN 11/30/29	720,504	718,703
Eircom Finco SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.250% 6.760% VRN 5/15/29 EUR (f)	1,000,000	1,115,776
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 9/20/30	205,046	201,168
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560% 11.414% VRN 4/15/29	386,062	393,686
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560% 11.414% VRN 4/15/30	388,894	395,214

The accompanying notes are an integral part of the financial statements.
15

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 6 mo. EURIBOR + 3.500% 7.195% VRN 3/25/31 EUR (f)	$1,000,000	$ 1,113,183
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.625% 6.080% VRN 9/15/26 EUR (f)	852,727	950,523
Nuuday AS, EUR Term Loan B, 6 mo. EURIBOR + 6.500% 9.897% VRN 2/03/28 EUR (f)	1,000,000	1,119,762
Telenet International Finance SARL, 2020 EUR Term Loan AQ, 1 mo. EURIBOR + 2.250% 5.686% VRN 4/30/29 EUR (f)	1,295,933	1,415,735
Zegona Communications PLC, EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.886% VRN 7/17/29 EUR (f)	1,000,000	1,114,596
		9,836,607
Transportation — 1.3%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 10.000% 13.636% - 13.636% VRN 6/12/25 EUR (f)	1,987	2,212
First Student Bidco, Inc.
Term Loan C, 3 mo. USD Term SOFR + 3.000% 7.668% VRN 7/21/28	162,179	162,247
Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.865% VRN 7/21/28	530,415	530,638
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.604% VRN 4/10/31	491,343	490,115
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 1/25/29	485,863	483,030
		1,668,242
TOTAL BANK LOANS (Cost $113,647,753)		109,695,988
Corporate Debt — 6.2%
Commercial Services — 2.4%
ADT Security Corp. 4.125% 8/01/29 (g)	1,000,000	955,142

	Principal Amount	Value
BCP V Modular Services Finance II PLC 4.750% 11/30/28 EUR (f) (g)	$ 1,000,000	$ 1,082,538
Travelex Issuerco 2 PLC, (Acquired 5/07/24-8/05/24, Cost $898,279), 12.500% 8/05/25 GBP (b) (f) (g)	699,741	1,051,825
		3,089,505
Cosmetics & Personal Care — 0.6%
Coty, Inc. 5.000% 4/15/26 (g)	750,000	746,749
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,355), 8.000% 5/15/22 EUR (b) (f) (g) (h)	250,000	1,044
Health Care - Services — 0.6%
Tenet Healthcare Corp. 4.250% 6/01/29	750,000	723,130
Internet — 0.6%
Engineering - Ingegneria Informatica - SpA 11.125% 5/15/28 EUR (f) (g)	200,000	225,969
United Group BV 4.000% 11/15/27 EUR (f) (g)	500,000	543,384
		769,353
Machinery - Diversified — 0.0%
Galapagos SA 1.000% 6/15/21 EUR (f) (g) (h)	20,000	111
Media — 0.5%
Tele Columbus AG 10.000% 1/01/29 EUR (f) (g)	745,223	653,266
Packaging & Containers — 0.5%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (g)	750,000	718,380
Retail — 0.0%
House of Fraser Funding PLC 1.000% 9/15/20 GBP (f) (g) (h)	300,000	200
Telecommunications — 0.9%
Odido Holding BV 3.750% 1/15/29 EUR (f) (g)	500,000	546,139
Vmed O2 UK Financing I PLC 4.500% 7/15/31 GBP (f) (g)	500,000	576,560
		1,122,699

The accompanying notes are an integral part of the financial statements.
16

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Anarafe SL 15.386% 12/31/26 EUR (f) (g)	$ 75,139	$ 101,206
TOTAL CORPORATE DEBT (Cost $8,224,629)		7,925,643
TOTAL BONDS & NOTES (Cost $121,872,382)		117,621,631

	Number of Shares
Rights — 0.0%
Industrial — 0.0%
Silk Topco AS, CVR (a) (c) (d)	105,906	—
TOTAL RIGHTS (Cost $0)		—
Warrants — 0.0%
Technology — 0.0%
Travelex Topco Ltd. (a)	285	7,621
TOTAL WARRANTS (Cost $0)		7,621
TOTAL LONG-TERM INVESTMENTS (Cost $123,245,674)		118,696,021

	Principal Amount
Short-Term Investments — 5.0%
Repurchase Agreement — 5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (i)	$6,330,491	6,330,491
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,330,491)		6,330,491
TOTAL INVESTMENTS — 98.1%
(Cost $129,576,165) (j)		125,026,512
Other Assets/ (Liabilities) — 1.9%		2,453,875
NET ASSETS — 100.0%		$127,480,387

Abbreviation Legend

CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $2,920,701 or 2.29% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $1,103,185 or 0.87% of net assets.

(e)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $7,202,513 or 5.65% of net assets.

(h)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $1,355 or 0.00% of net assets.

(i)
Maturity value of $6,330,759. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 2/15/53, and an aggregate market value, including accrued interest, of $6,457,253.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
17

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:
United States	64.5%
United Kingdom	9.1%
Germany	4.7%
France	2.1%
Belgium	1.9%
Switzerland	1.5%
Netherlands	1.5%
Sweden	1.2%
Canada	1.1%
Spain	1.0%
Denmark	0.9%
Ireland	0.9%

Portugal	0.8%
Finland	0.7%
Norway	0.6%
Slovenia	0.4%
Italy	0.2%
Luxembourg	0.0%
Lithuania	0.0%
Total Long-Term Investments	93.1%
Short-Term Investments and Other Assets and Liabilities	6.9%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce*	10/23/24	USD	2,350,509	GBP	1,783,171	$(33,480)
Morgan Stanley & Co. LLC*	10/23/24	USD	30,391,582	EUR	27,288,140	(10,498)
						$(43,978)

*   Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
18

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 0.4%
Common Stock — 0.4%
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	$—
Lithuania — 0.0%
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	48,537
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
KCA DEUTAG Drilling Ltd. (a)	2,731	191,989
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		240,526
United States — 0.3%
Learfield Communications, Inc. (a)	4,698	315,940
Serta Simmons, Inc. (Acquired 6/29/23, Cost $220,156) (a) (d)	14,736	82,522
		398,462
TOTAL COMMON STOCK (Cost $697,657)		638,988
TOTAL EQUITIES (Cost $697,657)		638,988

Principal Amount
Bonds & Notes — 90.9%
Bank Loans — 51.0%
Belgium — 1.1%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250% 14.267% VRN 10/01/27	$1,350,532	1,201,974

	Principal Amount	Value
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 7.211% VRN 4/30/28	$500,000	$481,250
		1,683,224
Czech Republic — 0.3%
AI Sirona (Luxembourg) Acquisition SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.000% 7.378% VRN 9/30/28 EUR (e)	444,444	496,702
Denmark — 0.4%
Auris Luxembourg III SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 4.500% 8.268% VRN 2/28/29 EUR (e)	500,000	556,113
Finland — 0.3%
Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD Term SOFR + 3.750%, 8.615% VRN 2/04/28	496,259	495,019
France — 1.1%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250% 7.625% VRN 3/21/31 EUR (e)	500,000	557,587
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750% 8.458% VRN 1/05/28 EUR (e)	500,000	556,575
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EURIBOR + 3.700% 7.078% VRN 6/30/28 EUR (e)	500,000	489,747
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 0.000% 0.000% VRN 3/31/26 EUR (b) (c) (e)	7,820	15,921
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500% 4.054% VRN 9/15/26 EUR (e)	203,359	1,698
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EURIBOR + 0.000% 4.172% VRN 7/31/26 EUR (b) (c) (e)	19,142	—
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000% 5.844% VRN 3/27/33 EUR (b) (c) (e)	82,145	—

The accompanying notes are an integral part of the financial statements.
19

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.116% VRN 3/31/26 EUR (b) (c) (e)	$2,346	$4,776
EUR PIK Tranche 2 Note Term Loan, 1 yr. EURIBOR + 15.000% 18.684% VRN 3/31/26 EUR (b) (c) (e)	4,692	9,553
		1,635,857
Germany — 2.8%
CeramTec AcquiCo GmbH, 2022 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 7.005% VRN 3/16/29 EUR (e)	500,000	554,237
DexKo Global, Inc., 2021 EUR German Term Loan, 3 mo. EURIBOR + 4.000% 7.345% VRN 10/04/28 EUR (e)	85,500	91,684
Dynamo Newco II GmbH, EUR Term Loan B, 0.000% 9/26/31 EUR (e) (f)	500,000	556,230
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250% 9.795% VRN 12/31/26	175,774	167,131
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100% 3.798% VRN 12/30/27 EUR (e)	388,302	81,909
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100% 3.798% VRN 12/30/27 EUR (e)	291,178	285,839
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250% 7.948% VRN 12/31/26 EUR (e)	556,180	588,286
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.645% VRN 12/30/27	93,600	82,076
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% 5.645% VRN 12/30/27	124,820	22,936
Nidda Healthcare Holding AG, 2020 EUR Term Loan B1, 1 mo. EURIBOR + 3.500% 6.895% VRN 8/21/26 EUR (e)	500,000	555,912
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500% 8.211% VRN 4/02/31 EUR (e)	500,000	556,970

	Principal Amount	Value
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750% 7.292% VRN 7/15/29 EUR (e)	$500,000	$557,226
		4,100,436
Ireland — 0.4%
Virgin Media Ireland Ltd., EUR Term Loan, 1 mo. EURIBOR + 3.575% 7.011% VRN 7/15/29 EUR (e)	500,000	551,415
Luxembourg — 1.5%
Albion Financing 3 SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.958% VRN 8/16/29 EUR (e)	510,000	569,591
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $2,945), 3 mo. USD Term SOFR + 0.500% 0.500% VRN 11/29/27 (d)	48,317	12,804
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.500% 11.014% VRN 8/29/27	277,979	232,112
Ineos Finance PLC, 2024 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 3.500% 6.878% VRN 6/23/31 EUR (e)	500,000	553,853
Piolin Bidco SAU, 2024 EUR Term Loan B4, 6 mo. EURIBOR + 4.500% 8.178% VRN 9/16/29 EUR (e)	500,000	553,814
Venga Finance SARL, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.569% VRN 6/28/29	296,220	296,738
		2,218,912
Netherlands — 1.9%
Nobian Finance BV, EUR Term Loan B, 1 mo. EURIBOR + 3.400% 6.942% VRN 7/01/26 EUR (e)	519,423	578,063
Nouryon Finance BV
2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.500% 8.628% VRN 4/03/28	499,402	499,402
2024 Incremental Term Loan B2, 3 mo. USD Term SOFR + 3.500% 8.821% VRN 4/03/28	115,454	115,550

The accompanying notes are an integral part of the financial statements.
20

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pegasus BidCo BV, 2024 EUR Term Loan, 3 mo. EURIBOR + 3.750% 7.292% VRN 7/12/29 EUR (e)	$469,970	$523,345
TMF Group Holding BV, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 7.455% VRN 5/03/28 EUR (e)	500,000	558,044
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000% 6.436% VRN 1/31/29 EUR (e)	500,000	546,345
		2,820,749
Norway — 0.2%
Hurtigruten ASA
2024 EUR Holdco Term Loan (Acquired 9/30/24, Cost $213,505), 3 mo. EURIBOR + 0.020%, 0.020% VRN 2/23/29 EUR (d) (e)	367,805	23,288
2024 EUR Term Loan B (Acquired 8/23/24, Cost $202,888), 6 mo. EURIBOR + 6.500% 9.910% VRN 9/30/27 EUR (d) (e)	207,550	160,800
2024 EUR OpCo Exit Term Loan (Acquired 9/16/24, Cost $148,289), 6 mo. EURIBOR + 7.500%, 10.910% VRN 6/30/27 EUR (d) (e)	158,843	179,275
		363,363
Portugal — 0.3%
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.000% 8.658% VRN 10/31/27 EUR (e)	496,250	490,487
Spain — 1.9%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 10.000% 13.636% VRN 6/12/25 EUR (e)	843	938
Areas Worldwide SA, 2024 EUR Term Loan B3, 3 mo. EURIBOR + 5.000% 8.738% VRN 12/31/29 EUR (e)	500,000	555,117
Boluda Towage SL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 7.255% VRN 1/31/30 EUR (e)	500,000	558,094

	Principal Amount	Value
Dorna Sports SL, 2022 EUR Term Loan B, 6 mo. EURIBOR + 3.250% 6.922% VRN 3/30/29 EUR (e)	$500,000	$556,747
HNVR Holdco Ltd., 2024 EUR Term Loan D2, 6 mo. EURIBOR + 4.250% 8.092% VRN 9/12/27 EUR (e)	500,000	557,905
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 6 mo. EURIBOR + 3.500% 7.195% VRN 3/25/31 EUR (e)	500,000	556,591
		2,785,392
Sweden — 0.8%
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000% 6.345% VRN 3/27/28 EUR (e)	1,000,000	1,113,528
Switzerland — 0.8%
Ineos Finance PLC, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.000% 7.378% VRN 2/07/31 EUR (e)	500,000	557,009
UPC Broadband Holding BV, 2021 EUR Term Loan AY, 1 mo. EURIBOR + 2.925% 6.361% VRN 1/31/29 EUR (e)	500,000	556,040
		1,113,049
United Kingdom — 5.1%
BCP V Modular Services Holdings IV Ltd., 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.175% 7.520% VRN 12/15/28 EUR (e)	500,000	545,872
City Football Group Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.969% VRN 7/22/30	904,691	898,657
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125% 5.715% VRN 1/29/27 EUR (e)	500,000	555,968
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.755% VRN 1/31/28 EUR (e)	750,000	838,953
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500% 7.878% VRN 4/02/29 EUR (e)	500,000	556,096

The accompanying notes are an integral part of the financial statements.
21

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IVC Acquisition Ltd., 2023 EUR Term Loan B, 6 mo. EURIBOR + 5.000% 8.795% VRN 12/12/28 EUR (e)	$500,000	$556,725
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250% 8.034% VRN 4/25/29 EUR (e)	500,000	556,636
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 7.095% VRN 11/12/29 EUR (e)	500,000	543,401
Summer (BC) Holdco B SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500% 7.969% VRN 1/31/29 EUR (e)	432,997	483,094
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/31/24, Cost $333,574), 6 mo. EURIBOR + 0.100% 3.868% VRN 12/20/27 EUR (d) (e)	306,527	272,968
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 2 mo. EURIBOR + 0.000% 3.593% VRN 12/31/27 EUR (e)	266,106	179,210
2023 EUR Floating PIK Term Loan, 2 mo. EURIBOR + 0.100% 3.593% VRN 12/31/27 EUR (e)	169,825	189,040
2023 EUR Floating PIK Super Senior Term Loan, 3 mo. EURIBOR + 4.000% 7.873% VRN 6/30/27 EUR (e)	96,338	109,740
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 11.844% VRN 6/30/27 EUR (e)	158,216	173,477
Zegona Communications PLC, EUR Term Loan B, 3 mo. EURIBOR + 4.250% 7.886% VRN 7/17/29 EUR (e)	1,000,000	1,114,596
		7,574,433
United States — 32.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 10/01/25	652,636	630,747

	Principal Amount	Value
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750% 9.710% VRN 10/01/25	$114,731	$111,002
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.345% VRN 6/30/28	567,505	565,377
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 9/09/31	105,510	105,906
Ahead DB Holdings LLC, 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.500% 8.355% VRN 2/01/31	251,894	252,038
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.460% VRN 2/04/28	395,359	395,556
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 8/19/31	187,617	187,747
Alpha Generation LLC, Term Loan B, 0.000% 9/19/31 (f)	133,854	133,830
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.345% VRN 6/11/31	299,250	297,194
Amentum Government Services Holdings LLC, 2024 Term Loan B, 0.000% 7/30/31 (f)	170,309	169,671
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.868% VRN 7/09/31	196,850	197,343
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 8/02/28	141,736	141,471
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 8/18/30	171,461	171,119
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 12/11/28	641,751	638,498

The accompanying notes are an integral part of the financial statements.
22

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 2/14/31	$323,375	$322,993
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 8.945% VRN 8/19/28	292,747	287,677
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 10.210% VRN 1/20/29	375,862	346,616
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%, 8.095% VRN 2/15/29	651,185	646,438
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 8.195% VRN 3/03/25	12	12
Banff Merger Sub, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.005% VRN 7/30/31 (f)	553,301	551,823
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%, 3 mo. U.S. (Fed) Prime Rate + 3.000%, 8.960% - 11.000% VRN 6/09/28	238,149	224,977
BCPE Pequod Buyer, Inc., USD Term Loan B, 0.000% 9/19/31 (f)	400,246	398,329
Berlin Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750% 8.418% - 8.951% VRN 6/09/31	114,757	114,634
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 1/31/31	514,908	514,692
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 6/13/31	291,420	290,147
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 2/06/31	324,433	324,027

	Principal Amount	Value
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.845% VRN 7/31/30	$300,000	$297,918
Carnival Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 10/18/28	678,668	679,096
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.854% VRN 7/06/29	360,418	356,334
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 12/01/27	208,166	208,145
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.960% VRN 8/23/28	232,939	231,900
Cloud Software Group, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 3/30/29	160,987	160,198
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.695% VRN 10/08/28	54,103	52,547
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000% 10.945% VRN 10/08/29	266,667	249,779
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175% 8.020% VRN 4/13/29	329,430	327,562
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 6/02/28	294,684	291,315
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.451% VRN 5/01/31	298,145	297,772
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 8.615% VRN 12/29/27	479,227	416,031
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 0.000% 9/12/31 (f)	110,944	110,805
Darktrace PLC, Term Loan, 0.000% 7/02/31 (f)	327,198	321,790
Delta TopCo, Inc., 2024 Term Loan, 6 mo. USD Term SOFR + 3.500% 8.198% VRN 11/30/29	379,767	378,817

The accompanying notes are an integral part of the financial statements.
23

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DexKo Global, Inc., 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000% 7.345% VRN 10/04/28 EUR (e)	$164,500	$176,398
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 0.000% 3/31/28 (f)	513,471	511,227
DXP Enterprises, Inc., 2024 Term Loan B, 0.000% 10/11/30 (f)	232,558	232,674
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 10.095% VRN 10/06/28	300,000	298,626
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750% 7.051% VRN 8/01/27	204,049	203,524
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.000% 7.960% VRN 11/01/28	248,092	248,278
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.557% VRN 5/31/30	546,623	545,257
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000% 8.845% VRN 2/12/31	167,980	167,942
First Student Bidco, Inc.
Term Loan C, 3 mo. USD Term SOFR + 3.000% 7.668% VRN 7/21/28	65,828	65,856
Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.865% VRN 7/21/28	215,225	215,316
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 9.189% VRN 5/05/29 (f)	421,081	409,922
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750% 7.578% VRN 2/21/31	181,924	181,469
Fluid-Flow Products, Inc., Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 3/31/28	197,449	197,252
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 4/25/31	328,137	327,726

	Principal Amount	Value
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500% 9.044% VRN 12/21/28	$494,251	$489,432
Frontier Communications Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.832% VRN 7/01/31	200,000	201,000
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.704% VRN 10/01/27	294,643	279,787
Gates Global LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 6/04/31	540,998	541,717
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.604% VRN 4/10/31	229,293	228,720
GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.126% VRN 6/30/27	296,261	297,002
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. U.S. (Fed) Prime Rate + 1.500% 10.000% VRN 8/04/27 (f)	225,347	225,027
Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 3/06/28	594,513	593,895
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250% 5.886% VRN 11/15/27 EUR (e)	680,836	734,423
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.569% VRN 10/12/28	191,065	190,587
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 6 mo. USD Term SOFR + 2.500% 7.241% - 7.345% VRN 6/05/31	400,000	393,564
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.225% VRN 6/20/30	273,191	272,754
Indy US Bidco LLC, 2024 USD Term Loan B, 0.000% 3/06/28 (f)	208,333	207,291

The accompanying notes are an integral part of the financial statements.
24

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.345% VRN 10/02/28	$336,649	$333,807
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.695% VRN 12/15/27	645,361	644,393
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.833% VRN 12/01/27	243,034	205,701
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250% 9.210% VRN 3/01/28	558,401	557,005
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.354% VRN 5/01/31	462,019	466,062
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.695% VRN 12/17/27	239,905	238,165
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560% 11.414% VRN 4/15/29 (f)	174,488	177,934
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560% 11.414% VRN 4/15/30 (f)	475,512	483,239
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.054% VRN 11/16/28	584,628	583,459
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500% 11.728% VRN 12/31/26	111,773	44,709
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.346% VRN 8/18/31	187,891	188,179
LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 10/15/28	296,203	295,409
Magenta Security Holdings LLC, 2024 Third Out Term Loan, 3 mo. U.S. (Fed) Prime Rate + 5.250%, 3 mo. USD Term SOFR + 6.750% 11.626% VRN 7/27/28	53,322	15,597

	Principal Amount	Value
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.846% VRN 9/25/28	$279,208	$278,960
Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.354% VRN 5/04/28 (f)	546,367	545,684
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.451% VRN 3/01/29	328,604	327,063
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%, 3 mo. U.S. (Fed) Prime Rate + 3.000%, 8.604% VRN 8/06/31	172,250	172,896
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan (Acquired 3/08/23, Cost $188,477), 1 mo. USD Term SOFR + 4.000% 8.960% VRN 12/18/28 (d)	196,474	133,602
2021 2nd Lien Term Loan (Acquired 11/19/21, Cost $203,405), 1 mo. USD Term SOFR + 6.750% 11.710% VRN 12/17/29 (d)	205,479	85,317
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000% 12.352% VRN 11/01/29	147,368	95,789
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 10/23/28	815,002	814,920
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%, 9.095% VRN 5/03/28	493,750	490,284
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 7.865% VRN 3/12/28	423,135	381,122
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 6/17/31	349,166	343,726
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250% 10.095% VRN 6/17/32	197,802	194,176

The accompanying notes are an integral part of the financial statements.
25

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.170% VRN 8/17/29	$169,463	$169,293
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000% 10.065% VRN 9/09/26	141,687	141,709
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 10.195% VRN 2/23/29	358,287	336,493
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 10.404% VRN 4/11/29	145,462	136,267
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500% 8.445% VRN 9/30/28	193,391	193,101
Nvent Electric Public Ltd. Co., Term Loan B, 0.000% 9/12/31 (f)	215,517	215,248
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.104% VRN 6/20/31	230,083	229,911
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.529% VRN 7/25/30	166,667	166,993
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.225% VRN 10/05/28	483,691	483,652
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.326% VRN 7/06/28	345,260	321,092
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 11/15/28	285,472	285,418
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.695% VRN 2/01/28	644,457	618,814
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.704% VRN 4/23/29	237,018	231,069
Polar US Borrower LLC
2024 Term Loan B1A, 1 mo. USD Term SOFR + 5.550% 10.457% VRN 10/16/28	200,000	147,000

	Principal Amount	Value
2024 Term Loan B1B, 3 mo. U.S. (Fed) Prime Rate + 4.500% 13.000% VRN 10/16/28 (f)	$298,772	$218,104
Pretium Packaging LLC
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600% 9.848% VRN 10/02/28	78,038	62,202
First Out Term Loan A, 3 mo. USD Term SOFR + 5.000% 10.248% VRN 10/02/28 (f)	696,538	707,857
Pro Mach Group, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.345% VRN 8/31/28	165,631	166,080
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.118% - 9.301% VRN 9/15/28	496,256	496,628
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.500% 8.786% VRN 7/16/31	250,000	249,788
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%, 8.210% VRN 3/10/28	394,255	393,392
Prometric Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.710% VRN 1/31/28	297,754	299,094
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250% 9.652% VRN 2/01/29	704,996	468,822
Quikrete Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 7.345% VRN 4/14/31	174,078	174,078
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.883% VRN 1/31/29 (f)	775,671	757,738
Raising Cane’s Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.014% VRN 9/18/31 (f)	541,110	540,775
Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500% 9.752% VRN 2/20/30	258,971	259,683

The accompanying notes are an integral part of the financial statements.
26

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RelaDyne, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.500% 9.345% VRN 12/22/28	$147,325	$147,203
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 4/05/30 (f)	498,744	498,235
Resonetics LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.750% 8.715% VRN 6/18/31	250,000	250,118
Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.095% VRN 9/15/31	144,878	144,561
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.318% VRN 4/04/29	350,000	347,694
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.252% VRN 7/31/31	520,234	519,064
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.845% VRN 3/06/27	64,221	64,435
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750% 8.710% VRN 8/28/28	149,231	97,224
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000% 8.960% VRN 5/12/28	144,551	144,190
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%, 9.460% VRN 8/11/28	345,562	345,092
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 9.256% VRN 3/04/28	247,185	215,464
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500% 7.969% VRN 1/31/29 EUR (e)	67,003	74,756
Tacala LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.845% VRN 1/31/31	178,141	178,186
Third Coast Infrastructure LLC, Term Loan B, 0.000% 9/25/30 (f)	367,538	364,781

	Principal Amount	Value
Thunder Generation Funding LLC, Term Loan B, 0.000% 9/27/31 (f)	$407,417	$406,908
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.195% VRN 6/01/28	410,162	407,599
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.500% 7.104% VRN 2/28/31	796,005	792,662
Trident TPI Holdings, Inc., 2024 Term Loan B6, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 9/15/28	357,168	357,407
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%, 8.115% VRN 3/31/28	1,703	1,699
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250% 8.555% VRN 2/10/31	383,256	383,256
USI, Inc., 2024 Term Loan (2029), 3 mo. USD Term SOFR + 2.750% 7.354% VRN 11/22/29	248,127	247,300
Varsity Brands, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.821% VRN 8/26/31 (f)	365,827	363,160
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.250% 8.656% VRN 3/31/31	700,000	667,723
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 9.514% VRN 4/24/28	149,614	145,407
Vistra Zero Operating Company LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.595% VRN 4/30/31	172,876	173,265
Vortex Opco LLC
Second Out Term Loan, 3 mo. USD Term SOFR + 4.250% 9.118% VRN 12/17/28	322,716	229,532
First Out Term Loan, 3 mo. USD Term SOFR + 6.250% 11.003% VRN 4/30/30	411,974	427,423
VS Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.347% VRN 4/11/31	138,644	138,586

The accompanying notes are an integral part of the financial statements.
27

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 1/30/31	$559,757	$558,806
WeddingWire, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.500%, 9.345% - 9.611% VRN 1/31/28	248,750	248,596
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.354% VRN 2/14/31	466,406	460,963
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.095% VRN 10/19/29	242,441	240,562
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.604% VRN 2/07/31	225,849	226,075
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 0.000% 3/09/27 (f)	299,233	275,219
		47,547,189
TOTAL BANK LOANS (Cost $75,659,681)		75,545,868
Corporate Debt — 34.9%
Argentina — 0.1%
Transportadora de Gas del Sur SA 8.500% 7/24/31 (g)	171,000	177,986
Austria — 0.3%
ams-OSRAM AG
Convertible, 2.125% 11/03/27 EUR (e) (g)	300,000	266,321
10.500% 3/30/29 EUR (e) (g)	200,000	230,368
		496,689
Belgium — 0.2%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506% 5.850% VRN EUR (e) (g) (h)	300,000	349,503
Brazil — 0.6%
Embraer Netherlands Finance BV 7.000% 7/28/30 (g)	400,000	435,611
Minerva Luxembourg SA 8.875% 9/13/33 (g)	250,000	272,591
Oceanica Lux 13.000% 10/02/29 (g) (i)	200,000	197,500
		905,702

	Principal Amount	Value
Canada — 0.8%
1011778 BC ULC/New Red Finance, Inc. 5.625% 9/15/29 (g)	$174,000	$176,514
1375209 BC Ltd. 9.000% 1/30/28 (g) (j)	259,000	256,699
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785% 8.250% VRN 1/15/84	551,000	583,665
Parkland Corp. 6.625% 8/15/32 (g)	206,000	209,127
		1,226,005
Chile — 0.4%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (g) (h)	200,000	215,351
Sable International Finance Ltd. 7.125% 10/15/32 (g) (i)	214,000	214,803
VTR Comunicaciones SpA 4.375% 4/15/29 (g)	200,000	171,085
		601,239
China — 0.0%
Sunac China Holdings Ltd.
1.000% 9/30/32 (g)	67,718	6,546
6.000% 9/30/26 (g)	28,261	3,338
6.250% 9/30/27 (g)	28,295	2,979
6.750% 9/30/28 (g)	85,092	7,524
7.000% 9/30/29 (g)	88,177	6,728
		27,115
France — 1.4%
Accor SA 5 yr. EUR Swap + 4.105% 7.250% VRN EUR (e) (g) (h)	200,000	246,151
Electricite de France SA
5 yr. EUR Swap + 2.860% 2.625% VRN EUR (e) (g) (h)	200,000	208,326
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (e) (g) (h)	600,000	608,514
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (e) (g) (h)	100,000	136,571
iliad SA 5.625% 2/15/30 EUR (e) (g)	300,000	352,746
Orange SA 5 yr. EUR Swap + 2.659% 5.375% VRN EUR (e) (g) (h)	400,000	474,487
		2,026,795

The accompanying notes are an integral part of the financial statements.
28

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Germany — 1.4%
APCOA Holdings GmbH 3 mo. EURIBOR + 5.000% 8.685% FRN 1/15/27 EUR (e) (g)	$169,000	$188,498
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (e) (g)	400,000	419,762
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (e) (g)	200,000	220,709
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (e) (g)	200,000	237,905
Mahle GmbH 6.500% 5/02/31 EUR (e) (g)	150,000	162,130
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924% 3.748% VRN EUR (e) (g) (h)	300,000	320,182
Wintershall Dea Finance 2 BV
5 yr. EUR Swap + 2.924% 2.499% VRN EUR (e) (g) (h)	300,000	320,520
5 yr. EUR Swap + 3.319% 3.000% VRN EUR (e) (g) (h)	200,000	205,682
		2,075,388
Ghana — 0.5%
Tullow Oil PLC 7.000% 3/01/25 (g)	787,000	746,622
Greece — 0.1%
Piraeus Bank SA 1 yr. EURIBOR ICE Swap + 1.723% 4.625% VRN 7/17/29 EUR (e) (g)	182,000	207,729
India — 0.1%
Continuum Green Energy India Pvt/Co-Issuers 7.500% 6/26/33 (g)	200,000	210,000
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (g)	400,000	421,998
Ireland — 0.3%
GGAM Finance Ltd.
5.875% 3/15/30 (g)	221,000	221,290
8.000% 2/15/27 (g)	200,000	209,002
		430,292

	Principal Amount	Value
Italy — 0.4%
Cerved Group SpA 3 mo. EURIBOR + 5.250% 8.731% FRN 2/15/29 EUR (e) (g)	$199,000	$215,624
Engineering - Ingegneria Informatica - SpA 11.125% 5/15/28 EUR (e) (g)	300,000	338,954
		554,578
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd. 4.000% 8/15/26 (g)	200,000	195,230
Luxembourg — 0.4%
Cidron Aida Finco SARL 5.000% 4/01/28 EUR (e) (g)	100,000	108,126
Matterhorn Telecom SA 3.125% 9/15/26 EUR (e) (g)	250,000	274,831
Summer BC Holdco A SARL 9.250% 10/31/27 EUR (e) (g)	180,211	200,100
		583,057
Macau — 0.2%
MGM China Holdings Ltd. 7.125% 6/26/31 (g)	300,000	308,734
Netherlands — 0.8%
Odido Group Holding BV 5.500% 1/15/30 EUR (e) (g)	500,000	543,022
Titan Holdings II BV 5.125% 7/15/29 EUR (e) (g)	500,000	564,923
		1,107,945
Norway — 0.2%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765% 7.862% VRN 11/15/83 EUR (e) (g)	250,000	305,420
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002% 6.200% VRN 6/07/34 (g)	300,000	310,140
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (g)	200,000	183,006
Republic of Korea — 0.2%
Woori Bank 5 yr. CMT + 2.277% 6.375% VRN (g) (h)	210,000	215,309

The accompanying notes are an integral part of the financial statements.
29

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Russia — 0.0%
Sovcombank Via SovCom Capital DAC 5 yr. CMT + 6.380% 7.750% (g) (h) (k)	$500,000	$14,063
Saudi Arabia — 0.3%
Al Rajhi Bank 5 yr. CMT + 1.888% 6.375% VRN (g) (h)	250,000	261,881
Greensaif Pipelines Bidco SARL 6.103% 8/23/42 (g)	200,000	207,078
		468,959
Slovenia — 0.2%
Nova Ljubljanska Banka DD 5 yr. EURIBOR ICE Swap + 4.230% 6.875% VRN 1/24/34 EUR (e) (g)	200,000	236,544
Spain — 1.4%
Anarafe SL 3 mo. EURIBOR + 12.750% 15.386% 12/31/26 EUR (e) (g)	92,446	124,516
Cellnex Telecom SA, Convertible, 0.750% 11/20/31 EUR (e) (g)	300,000	293,979
Grifols SA 3.875% 10/15/28 EUR (e) (g)	200,000	206,916
Kaixo Bondco Telecom SA 5.125% 9/30/29 EUR (e) (g)	600,000	667,055
Telefonica Europe BV
6 yr. EUR Swap + 2.866% 2.880% VRN EUR (e) (g) (h)	100,000	106,063
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (e) (g) (h)	600,000	713,323
		2,111,852
Tanzania, United Republic Of — 0.3%
HTA Group Ltd. 7.500% 6/04/29 (g)	367,000	372,505
Turkey — 1.0%
Akbank TAS 5 yr. CMT + 5.270% 9.369% VRN (g) (h)	200,000	207,182
QNB Finansbank AS 7.250% 5/21/29 (g)	397,000	417,842
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090% 8.375% VRN 2/28/34 (g)	220,000	225,735
Ulker Biskuvi Sanayi AS 7.875% 7/08/31 (g)	222,000	230,562
WE Soda Investments Holding PLC 9.500% 10/06/28 (g)	306,000	317,962
		1,399,283

	Principal Amount	Value
United Arab Emirates — 0.4%
DP World Salaam 5 yr. CMT + 5.750% 6.000% VRN (g) (h)	$555,000	$554,334
United Kingdom — 4.3%
CPUK Finance Ltd. 7.875% 8/28/29 GBP (e) (g)	200,000	273,841
Heathrow Finance PLC 6.625% 3/01/31 GBP (e) (g)	250,000	334,521
House of Fraser Funding PLC 1.000% 9/15/20 GBP (e) (g) (k)	150,000	100
KCA Deutag Pikco PLC 15.000% 12/01/27	117,766	121,005
KCA Deutag UK Finance PLC 9.875% 12/01/25 (g)	500,000	502,502
1 day USD SOFR + 9.000% 14.199% FRN 12/01/25	143,476	146,130
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (g)	139,000	147,215
8.375% 5/01/28 (g)	131,000	137,721
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (g)	100,000	111,281
3.875% 10/08/26 GBP (e) (g)	300,000	377,020
10.500% 8/08/29 GBP (e) (g)	170,000	224,450
Pinewood Finco PLC 6.000% 3/27/30 GBP (e) (g)	300,000	402,204
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955), 8.000% 5/15/22 EUR (d) (e) (g) (k)	1,050,000	4,383
Travelex Issuerco 2 PLC, (Acquired 5/07/24-8/05/24, Cost $2,385,415), 12.500% 8/05/25 GBP (d) (e) (g)	1,855,994	2,789,862
TVL Finance PLC 10.250% 4/28/28 GBP (e) (g)	100,000	140,045
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (e) (g)	500,000	518,608
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (e) (g)	150,000	183,670
		6,414,558
United States — 17.6%
AdaptHealth LLC 4.625% 8/01/29 (g)	500,000	463,048
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/ Albertsons LLC 6.500% 2/15/28 (g) (j)	154,000	156,803

The accompanying notes are an integral part of the financial statements.
30

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.000% 1/15/31 (g)	$251,000	$257,926
Alpha Generation LLC 6.750% 10/15/32 (g)	288,000	292,060
Alta Equipment Group, Inc. 9.000% 6/01/29 (g)	150,000	134,320
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	347,083	346,093
5.750% 4/20/29 (g)	114,000	113,811
AmWINS Group, Inc. 6.375% 2/15/29 (g)	183,000	187,465
Arcosa, Inc. 6.875% 8/15/32 (g)	56,000	58,606
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.000% 9/01/29 (g) (j)	300,000	267,785
Arsenal AIC Parent LLC 8.000% 10/01/30 (g)	312,000	334,802
Avient Corp. 7.125% 8/01/30 (g)	140,000	145,969
Bath & Body Works, Inc. 6.875% 11/01/35	189,000	196,938
Bausch Health Cos., Inc.
5.500% 11/01/25 (g) (j)	414,000	404,440
14.000% 10/15/30 (g) (j)	200,000	182,650
Caesars Entertainment, Inc. 6.500% 2/15/32 (g)	58,000	59,996
Carvana Co. 14.000% 6/01/31 (g)	100,000	117,792
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250% 2/01/31 (g)	325,000	286,562
CHS/Community Health Systems, Inc.
5.625% 3/15/27 (g)	150,000	147,610
10.875% 1/15/32 (g)	300,000	330,596
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (g)	150,000	129,189
7.875% 4/01/30 (g)	156,000	163,129
Cloud Software Group, Inc.
6.500% 3/31/29 (g)	154,000	153,225
9.000% 9/30/29 (g)	126,000	128,219
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (g)	155,000	156,470
6.875% 1/15/30 (g)	101,000	103,145
8.750% 4/15/30 (g) (j)	180,000	182,780

	Principal Amount	Value
Consolidated Communications, Inc. 6.500% 10/01/28 (g)	$400,000	$377,683
CSC Holdings LLC 4.625% 12/01/30 (g)	300,000	152,248
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% 8/15/27 (g)	356,000	349,532
EnLink Midstream Partners LP 5.600% 4/01/44	206,000	196,882
EQM Midstream Partners LP 4.500% 1/15/29 (g)	170,000	166,306
4.750% 1/15/31 (g)	354,000	342,781
ESC Briggs & Stratton, Inc. 6.875% 12/15/49 (b) (c) (k)	514,000	—
Focus Financial Partners LLC 6.750% 9/15/31 (g)	436,000	440,162
Frontier Communications Holdings LLC 6.000% 1/15/30 (g)	500,000	499,131
Genesee & Wyoming, Inc. 6.250% 4/15/32 (g)	108,000	111,062
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	500,000	511,150
8.250% 1/15/29	111,000	114,936
GFL Environmental, Inc.
6.750% 1/15/31 (g)	150,000	157,325
Graham Packaging Co., Inc.
7.125% 8/15/28 (g)	207,000	204,958
HCA, Inc.
5.450% 9/15/34	106,000	109,068
Herbalife Ltd., Convertible,
4.250% 6/15/28	197,000	144,133
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% 9/01/25 (g)	372,000	370,619
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 6.625% 1/15/32 (g)	109,000	110,336
ITT Holdings LLC 6.500% 8/01/29 (g)	400,000	378,941
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750% 12/01/31	150,000	137,959
5.500% 1/15/30	586,000	593,562
Level 3 Financing, Inc. 11.000% 11/15/29 (g)	412,000	456,321
Life Time, Inc. 8.000% 4/15/26 (g)	317,000	319,952

The accompanying notes are an integral part of the financial statements.
31

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LifePoint Health, Inc. 11.000% 10/15/30 (g)	$301,000	$339,644
Lightning Power LLC 7.250% 8/15/32 (g)	30,000	31,546
Live Nation Entertainment, Inc. 4.750% 10/15/27 (g) (j)	250,000	246,465
LSF11 A5 HoldCo LLC 6.625% 10/15/29 (g)	200,000	194,528
MasTec, Inc. 4.500% 8/15/28 (g)	554,000	544,206
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (g)	200,000	206,636
9.250% 4/15/27 (g)	311,000	318,891
McGraw-Hill Education, Inc. 7.375% 9/01/31 (g)	215,000	223,078
Midcap Financial Issuer Trust 5.625% 1/15/30 (g)	250,000	230,322
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% 5/01/29 (g)	300,000	287,751
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (g)	130,350	131,971
NCL Corp. Ltd. 6.250% 3/01/30 (g)	219,000	218,757
Neogen Food Safety Corp. 8.625% 7/20/30 (g)	413,000	457,121
Neptune Bidco US, Inc. 9.290% 4/15/29 (g)	150,000	146,932
Newell Brands, Inc.
5.700% STEP 4/01/26	200,000	200,491
6.625% 9/15/29	150,000	151,867
7.000% STEP 4/01/46	100,000	89,539
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (g)	83,000	85,104
8.375% 2/15/32 (g)	247,000	254,547
Novelis Corp. 3.875% 8/15/31 (g)	246,000	224,884
OI European Group BV 6.250% 5/15/28 EUR (e) (g)	130,000	150,716
Olympus Water US Holding Corp.
4.250% 10/01/28 (g) (j)	210,000	200,527
7.125% 10/01/27 (g)	285,000	290,868
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (g) (j)	200,000	188,424
6.750% 5/15/34 (g)	200,000	206,554

	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (g)	$204,000	$195,399
Pentair Finance SARL 5.900% 7/15/32	750,000	802,818
Performance Food Group, Inc. 6.125% 9/15/32 (g)	202,000	206,415
Permian Resources Operating LLC 7.000% 1/15/32 (g)	124,000	129,001
Perrigo Finance Unlimited Co.
5.375% 9/30/32 EUR (e)	100,000	113,263
6.125% 9/30/32	154,000	155,189
PetSmart, Inc./PetSmart Finance Corp. 7.750% 2/15/29 (g)	500,000	493,583
Phinia, Inc. 6.625% 10/15/32 (g)	297,000	299,452
Pike Corp. 5.500% 9/01/28 (g)	655,000	641,499
PRA Group, Inc. 8.375% 2/01/28 (g)	140,000	144,944
PROG Holdings, Inc. 6.000% 11/15/29 (g)	567,000	559,345
Regal Rexnord Corp. 6.050% 4/15/28	500,000	519,859
Royal Caribbean Cruises Ltd. 5.625% 9/30/31 (g)	100,000	101,313
Ryan Specialty LLC 5.875% 8/01/32 (g)	58,000	58,966
Sabre GLBL, Inc., Convertible, 7.320% 8/01/26	200,000	223,100
Service Properties Trust 4.950% 2/15/27 (j)	175,000	165,652
Standard Industries, Inc.
3.375% 1/15/31 (g)	9,000	8,018
4.375% 7/15/30 (g)	100,000	94,650
T-Mobile USA, Inc. 3.375% 4/15/29	750,000	719,819
Terex Corp. 6.250% 10/15/32 (g) (i)	247,000	247,000
TransDigm, Inc. 6.750% 8/15/28 (g)	258,000	265,556
Trident TPI Holdings, Inc. 12.750% 12/31/28 (g)	318,000	353,019
UGI International LLC 2.500% 12/01/29 EUR (e) (g)	500,000	518,639
UKG, Inc. 6.875% 2/01/31 (g)	109,000	112,630
US Foods, Inc. 5.750% 4/15/33 (g) (i)	151,000	151,162

The accompanying notes are an integral part of the financial statements.
32

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda Ltd., (Acquired 10/03/23, Cost $315,671), 7.500% 9/01/25 (d) (g) (j)	$341,000	$319,905
Vibrantz Technologies, Inc. 9.000% 2/15/30 (g)	250,000	233,547
Vortex Opco LLC 8.000% 4/30/30 (g)	248,227	99,291
Walgreens Boots Alliance, Inc.
3.200% 4/15/30	135,000	109,523
4.800% 11/18/44 (j)	28,000	20,952
8.125% 8/15/29 (j)	300,000	299,425
Watco Cos. LLC/Watco Finance Corp. 7.125% 8/01/32 (g)	167,000	174,059
Zayo Group Holdings, Inc.
4.000% 3/01/27 (g) (j)	62,000	55,455
6.125% 3/01/28 (g)	120,000	99,600
		26,059,893
Uzbekistan — 0.1%
Uzbek Industrial & Construction Bank ATB 8.950% 7/24/29 (g)	200,000	200,800
Zambia — 0.2%
First Quantum Minerals Ltd. 9.375% 3/01/29 (g)	245,000	259,686
TOTAL CORPORATE DEBT (Cost $51,646,260)		51,758,959
Non-U.S. Government Agency Obligations — 4.8%
Cayman Islands — 2.2%
ARES XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462% 10.744% FRN 7/20/30 (g)	800,000	792,345
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD Term SOFR + 6.872% 12.155% FRN 7/23/34 (g)	1,000,000	993,450
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB, 7.790% VRN 4/19/30 (g) (l)	500,000	32,500
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD Term SOFR + 5.262% 10.544% FRN 4/20/30 (g)	500,000	500,549
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD Term SOFR + 7.862% 13.163% FRN 7/15/30 (g)	500,000	471,101

	Principal Amount	Value
Magnetite VII Ltd., (Acquired 5/16/18, Cost $1,761,735), 5.000% VRN 1/15/28 (d) (g) (l)	$2,000,000	$77,476
Wellfleet CLO Ltd., Series 2018-1A, Class E, 3 mo. USD Term SOFR + 5.762% 11.047% FRN 7/17/31 (g)	500,000	456,272
		3,323,693
Ireland — 1.9%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220% 9.882% FRN 7/17/34 EUR (e) (g)	800,000	865,547
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170% 8.855% FRN 10/15/31 EUR (e) (g)	725,000	803,495
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160% 9.848% FRN 7/21/34 EUR (e) (g)	1,000,000	1,119,316
		2,788,358
United Kingdom — 0.7%
Canyon Capital CLO Ltd., Series 2022-2A, Class E, 3 mo. USD Term SOFR + 6.000% 11.286% FRN 1/15/36 (g)	1,000,000	1,002,111
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,411,699)		7,114,162
Sovereign Debt Obligations — 0.2%
Uzbekistan — 0.2%
National Bank of Uzbekistan 8.500% 7/05/29 (g)	300,000	305,157
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,132)		305,157
TOTAL BONDS & NOTES (Cost $137,014,772)		134,724,146

The accompanying notes are an integral part of the financial statements.
33

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Warrants — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd. (a)	837	$22,381
TOTAL WARRANTS (Cost $0)		22,381
Rights — 0.0%
Norway — 0.0%
Silk Topco AS, CVR (a) (b) (c)	52,953	—
United Kingdom — 0.1%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
TOTAL RIGHTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $137,712,429)		135,385,515
Short-Term Investments — 13.2%
Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	2,683,060	2,683,060

	Principal Amount
Repurchase Agreement — 11.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (n)	$16,887,395	16,887,395
TOTAL SHORT-TERM INVESTMENTS (Cost $19,570,455)		19,570,455
TOTAL INVESTMENTS — 104.5% (Cost $157,282,884) (o)		154,955,970
Other Assets/ (Liabilities) — (4.5)%		(6,630,556)
NET ASSETS — 100.0%		$148,325,414

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate

FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $78,787 or 0.05% of net assets.

(c)	Investment is valued using significant unobservable inputs.
(d)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $4,190,739 or 2.83% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(g)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $52,751,353 or 35.56% of net assets.

(h)	Security is perpetual and has no stated maturity date.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $2,627,901 or 1.77% of net assets. (Note 2).
(k)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $18,546 or 0.01% of net assets.

(l)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(m)	Represents investment of security lending cash collateral. (Note 2).
(n)
Maturity value of $16,888,108. Collateralized by U.S. Government Agency obligations with rates ranging from 2.125% - 3.625%, maturity dates ranging from 2/15/53 – 2/15/54, and an aggregate market value, including accrued interest, of $17,225,318.

(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
34

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/23/24	USD	4,711,444	GBP	3,573,326	$(65,871)
Morgan Stanley & Co. LLC*	10/23/24	USD	39,472,829	EUR	35,439,238	(10,498)
Morgan Stanley & Co. LLC*	10/23/24	USD	98,049	CAD	133,156	(457)
						$ (76,826)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 5 Year	12/31/24	163	$17,936,682	$ (25,783)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
35

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 93.9%
Corporate Debt — 35.8%
Argentina — 1.4%
Pampa Energia SA 7.950% 9/10/31 (a)	$200,000	$203,000
Transportadora de Gas del Sur SA 8.500% 7/24/31 (a)	171,000	177,986
		380,986
Brazil — 1.7%
BRF SA 5.750% 9/21/50 (a)	200,000	173,486
Samarco Mineracao SA 9.000% 6/30/31 (a)	313,651	293,866
		467,352
Chile — 2.9%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944% 8.750% VRN (a) (b) (c)	373,000	401,631
Sable International Finance Ltd. 7.125% 10/15/32 (a) (f)	200,000	200,750
VTR Comunicaciones SpA 4.375% 4/15/29 (a)	250,000	213,856
		816,237
China — 0.8%
Prosus NV 3.832% 2/08/51 (a)	306,000	215,385
Colombia — 3.5%
Bancolombia SA 5 yr. CMT + 4.320% 8.625% VRN 12/24/34	385,000	413,317
Colombia Telecomunicaciones SA ESP 4.950% 7/17/30 (a)	200,000	171,247
Termocandelaria Power SA 7.750% 9/17/31 (a)	373,000	381,993
		966,557
Dominican Republic — 0.9%
Aeropuertos Dominicanos Siglo XXI SA 7.000% 6/30/34 (a)	240,000	251,376
Ghana — 1.2%
Tullow Oil PLC 10.250% 5/15/26 (a)	354,000	321,310
India — 2.4%
Continuum Green Energy India Pvt/Co-Issuers 7.500% 6/26/33 (a)	250,000	262,500

	Principal Amount	Value
India Cleantech Energy 4.700% 8/10/26 (a)	$ 430,204	$416,480
		678,980
Indonesia — 1.3%
Medco Maple Tree Pte. Ltd. 8.960% 4/27/29 (a)	350,000	369,249
Mexico — 2.0%
Banco Mercantil del Norte SA 10 yr. CMT + 5.034% 6.625% VRN (a) (b)	334,000	310,627
Infraestructura Energetica Nova SAPI de CV 4.750% 1/15/51 (a)	312,000	241,619
		552,246
Morocco — 1.2%
OCP SA 5.125% 6/23/51 (a)	412,000	334,750
Nigeria — 0.9%
IHS Netherlands Holdco BV 8.000% 9/18/27 (a)	250,000	250,523
Paraguay — 0.9%
Rutas 2 & 7 Finance Ltd. 0.000% 9/30/36 (a)	359,907	259,376
Peru — 2.3%
Banco Internacional del Peru SAA Interbank 1 yr. CMT + 3.652% 7.625% VRN 1/16/34 (a)	257,000	277,619
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.240% 7/03/36 (a)	331,000	354,704
		632,323
Republic of Korea — 0.8%
Woori Bank 5 yr. CMT + 2.277% 6.375% VRN (a) (b)	210,000	215,309
Russia — 0.4%
Sovcombank Via SovCom Capital DAC 7.750% (a) (b) (d)	1,450,000	40,781
8.000% 4/07/30 (a) (d)	1,165,000	58,250
		99,031
Saudi Arabia — 1.2%
Greensaif Pipelines Bidco SARL 6.510% 2/23/42 (a)	321,000	345,529
Senegal — 2.0%
European Bank for Reconstruction & Development 0.000% 11/10/30 TRY (e)	203,000,000	549,090

The accompanying notes are an integral part of the financial statements.
36

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tanzania, United Republic Of — 1.1%
HTA Group Ltd. 7.500% 6/04/29 (a)	$306,000	$310,590
Thailand — 0.8%
Muangthai Capital PCL 6.875% 9/30/28 (a)	235,000	236,601
Turkey — 3.6%
Akbank TAS 5 yr. CMT + 5.270% 9.369% VRN (a) (b)	250,000	258,978
QNB Finansbank AS 7.250% 5/21/29 (a)	276,000	290,490
Ulker Biskuvi Sanayi AS 7.875% 7/08/31 (a)	222,000	230,523
WE Soda Investments Holding PLC 9.500% 10/06/28 (a)	214,000	222,365
		1,002,356
United States — 1.8%
Gabon Blue Bond Master Trust 6.097% 8/01/38 (a)	300,000	302,269
Inter-American Development Bank 6.550% 2/27/31 CRC (e)	100,000,000	192,341
		494,610
Uzbekistan — 0.7%
Uzbek Industrial & Construction Bank ATB 8.950% 7/24/29 (a)	200,000	200,800
TOTAL CORPORATE DEBT (Cost $12,293,435)		9,950,566
Sovereign Debt Obligations — 58.1%
Albania — 2.1%
Albania Government International Bond 5.900% 6/09/28 EUR (a) (e)	510,000	593,650
Angola — 1.4%
Angolan Government International Bond 9.375% 5/08/48 (a) (c)	460,000	388,700
Armenia — 1.0%
Republic of Armenia International Bond 3.600% 2/02/31 (a)	340,000	289,316
Bahamas — 1.2%
Bahamas Government International Bond 8.950% 10/15/32 (a)	340,000	346,344

	Principal Amount	Value
Brazil — 1.3%
Brazilian Government International Bond
4.750% 1/14/50	$200,000	$152,809
7.125% 5/13/54	200,000	206,923
		359,732
Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (a) (e)	185,000,000	218,017
6.200% 10/01/40 CLP (a) (e)	250,000,000	323,656
		541,673
Colombia — 4.9%
Colombia Government International Bond
8.000% 11/14/35	200,000	212,900
8.750% 11/14/53	410,000	448,798
Colombia TES 7.250% 10/26/50 COP (e)	4,300,000,000	704,976
		1,366,674
Costa Rica — 2.1%
Costa Rica Government International Bond 6.125% 2/19/31 (a)	350,000	362,486
7.300% 11/13/54 (a)	200,000	220,753
		583,239
Czech Republic — 4.7%
Czech Republic Government Bond 0.950% 5/15/30 CZK (a) (e)	9,800,000	378,077
1.500% 4/24/40 CZK (e)	20,350,000	640,714
2.500% 8/25/28 CZK (a) (e)	7,000,000	299,559
		1,318,350
Dominican Republic — 1.5%
Dominican Republic International Bond
6.000% 2/22/33 (a)	240,000	245,062
6.600% 6/01/36 (a)	150,000	159,075
		404,137
Egypt — 1.0%
Egypt Government International Bond 7.625% 5/29/32 (a)	310,000	274,455
Guatemala — 1.5%
Guatemala Government Bond 4.650% 10/07/41 (a)	490,000	404,202

The accompanying notes are an integral part of the financial statements.
37

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary — 1.9%
Hungary Government International Bond 3.000% 4/25/41 HUF (e)	$295,000,000	$540,496
Ivory Coast — 2.0%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	249,924	238,754
5.875% 10/17/31 EUR (a) (e)	300,000	315,995
		554,749
Jamaica — 0.9%
Jamaica Government International Bond 7.875% 7/28/45	200,000	247,125
Jordan — 0.8%
Jordan Government International Bond 7.375% 10/10/47 (a)	238,000	218,067
Mexico — 2.8%
Mexican Bonos 8.000% 11/07/47 MXN (e)	12,000,000	513,519
Mexico Government International Bond 6.338% 5/04/53	270,000	268,105
		781,624
Morocco — 1.3%
Morocco Government International Bond 5.500% 12/11/42 (a)	370,000	351,014
Paraguay — 2.2%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	307,419
7.900% 2/09/31 PYG (a) (e)	2,381,000,000	311,988
		619,407
Peru — 2.5%
Peru Government Bond 6.850% 2/12/42 PEN (e)	2,509,000	692,704
Romania — 2.0%
Romanian Government International Bond 4.625% 4/03/49 EUR (a) (e)	600,000	561,464
Serbia — 2.9%
Serbia International Bond 2.050% 9/23/36 EUR (a) (e)	979,000	811,146

	Principal Amount	Value
South Africa — 6.8%
Republic of South Africa Government International Bond 7.300% 4/20/52	$490,000	$487,050
8.750% 1/31/44 ZAR (e)	13,850,000	671,314
8.750% 2/28/48 ZAR (e)	15,000,000	727,133
		1,885,497
Sri Lanka — 2.9%
Sri Lanka Government International Bond
6.825% 7/18/26 (a) (d)	200,000	112,024
7.550% 3/28/30 (a) (d)	465,000	260,434
7.850% 3/14/29 (a) (d)	750,000	419,923
		792,381
Tajikistan — 3.6%
Republic of Tajikistan International Bond 7.125% 9/14/27 (a)	1,015,000	995,177
Turkey — 0.8%
Turkiye Government International Bond 9.375% 1/19/33	200,000	234,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $15,992,279)		16,155,323
TOTAL BONDS & NOTES (Cost $28,285,714)		26,105,889
TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $124,124)		121,719
TOTAL LONG-TERM INVESTMENTS (Cost $28,409,838)		26,227,608

Number of Shares
Short-Term Investments — 5.2%
Investment of Cash Collateral from Securities Loaned — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	499,350	499,350

The accompanying notes are an integral part of the financial statements.
38

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$904,902	$ 904,902

Sovereign Debt Obligations — 0.1%
Egypt Treasury Bills 0.000% 3/18/25 EGP (e)	1,400,000	25,591
		25,591
TOTAL SHORT-TERM INVESTMENTS (Cost $1,430,390)		1,429,843
TOTAL INVESTMENTS — 99.5% (Cost $29,840,228) (i)		27,657,451
Other Assets/ (Liabilities) — 0.5%		138,003
NET ASSETS — 100.0%		$27,795,454

Abbreviation Legend

CMT	Constant Maturity Treasury Index
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $18,202,575 or 65.49% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $488,920 or 1.76% of net assets. (Note 2).
(d)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $891,412 or 3.21% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)
A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $904,940. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 2/15/54, and an aggregate market value, including accrued interest, of $923,122.

(i)	See Note 6 for aggregate cost for federal tax purposes.
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call CHF Put	Goldman Sachs International*	11/22/24	0.89	1,282,000	USD 1,282,000	$701	$2,615	$(1,914)
USD Call CHF Put	Goldman Sachs International*	12/17/24	0.85	912,000	USD 912,000	8,410	9,778	(1,368)
USD Call CHF Put	Goldman Sachs International*	12/17/24	0.87	912,000	USD 912,000	3,165	4,048	(883)
USD Call ZAR Put	Morgan Stanley & Co. LLC*	11/27/24	18.21	214,000	USD 214,000	1,430	4,469	(3,039)
USD Call ZAR Put	Morgan Stanley & Co. LLC*	11/27/24	18.59	214,000	USD 214,000	838	2,990	(2,152)
						$ 14,544	$ 23,900	$ (9,356)
Put
USD Put BRL Call	Bank of America N.A.*	10/04/24	5.37	428,000	USD 428,000	$631	$3,350	$(2,719)
USD Put BRL Call	Bank of America N.A.*	10/04/24	5.59	321,000	USD 321,000	8,161	6,638	1,523
USD Put BRL Call	Bank of America N.A.*	11/04/24	5.46	892,000	USD 892,000	14,266	6,579	7,687
USD Put BRL Call	Bank of America N.A.*	11/04/24	5.67	535,000	USD 535,000	22,810	10,361	12,449
USD Put MXN Call	Goldman Sachs International*	10/31/24	17.92	842,000	USD 842,000	119	5,819	(5,700)
USD Put MXN Call	Goldman Sachs International*	10/31/24	18.56	842,000	USD 842,000	850	15,745	(14,895)
USD Put KRW Call	Goldman Sachs International*	11/11/24	1,307.00	838,000	USD 838,000	8,891	4,173	4,718
USD Put KRW Call	Goldman Sachs International*	11/11/24	1,333.00	558,000	USD 558,000	11,926	5,714	6,212
USD Put ZAR Call	Morgan Stanley & Co. LLC*	10/03/24	17.69	428,000	USD 428,000	$10,227	$3,189	$7,038

The accompanying notes are an integral part of the financial statements.
39

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD Put BRL Call	Morgan Stanley & Co. LLC*	10/23/24	5.36	437,000	USD 437,000	2,493	2,980	(487)
USD Put BRL Call	Morgan Stanley & Co. LLC*	10/23/24	5.55	437,000	USD 437,000	10,540	7,853	2,687
USD Put MXN Call	Morgan Stanley & Co. LLC*	2/06/25	18.06	940,000	USD 940,000	3,047	6,692	(3,645)
USD Put MXN Call	Morgan Stanley & Co. LLC*	2/06/25	19.13	940,000	USD 940,000	13,214	21,131	(7,917)
						$107,175	$100,224	$6,951
						$ 121,719	$ 124,124	$(2,405)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Goldman Sachs International*	10/31/24	18.90	842,000	USD	842,000	$(39,646)	$(23,702)	$(15,944)
USD Call MXN Put	Morgan Stanley & Co. LLC*	11/06/24	19.63	940,000	USD	940,000	(24,033)	(30,644)	6,611
							$(63,679)	$(54,346)	$(9,333)
Put
USD Put CHF Call	Goldman Sachs International*	12/17/24	0.84	912,000	USD	912,000	$(12,400)	$(14,204)	$1,804
USD Put BRL Call	Morgan Stanley & Co. LLC*	11/04/24	5.67	317,000	USD	317,000	(13,515)	(13,067)	(448)
							$(25,915)	$(27,271)	$1,356
							$ (89,594)	$ (81,617)	$(7,977)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	10/15/24	HUF	92,726,000	USD	262,363	$(2,694)
Bank of America N.A.*	11/05/24	MXN	34,438,934	USD	1,804,185	(64,008)
Bank of America N.A.*	11/19/24	USD	972,946	CNH	6,903,009	(15,499)
BNP Paribas SA*	10/22/24	THB	30,782,097	USD	856,963	100,964
Citibank N.A.*	10/08/24	USD	977,195	COP	3,982,065,930	31,225
Citibank N.A.*	11/05/24	CLP	468,085,585	USD	489,251	31,116
Citibank N.A.*	11/05/24	USD	516,138	CLP	468,085,585	(4,228)
Citibank N.A.*	11/19/24	USD	1,047,592	PHP	59,796,548	(17,356)
Citibank N.A.*	3/07/25	NGN	386,912,000	USD	226,000	(5,755)
Citibank N.A.*	4/15/25	EGP	40,250,219	USD	750,000	17,291
Goldman Sachs International*	10/15/24	RON	4,470,475	USD	980,854	19,111
Goldman Sachs International*	10/15/24	USD	2,919,221	ZAR	53,661,122	(183,296)
Goldman Sachs International*	11/05/24	USD	1,785,947	MXN	34,438,934	45,769
Goldman Sachs International*	11/12/24	PLN	12,428,628	USD	3,139,335	86,704
Goldman Sachs International*	11/12/24	USD	2,676,631	EUR	2,439,054	(42,965)
Goldman Sachs International*	11/19/24	USD	232,000	THB	7,469,240	(861)
Goldman Sachs International*	4/23/25	BRL	1,895,250	USD	350,000	(12,297)
Goldman Sachs International*	4/28/25	TRY	20,577,813	USD	437,500	51,324
Goldman Sachs International*	5/09/25	TRY	59,508,825	USD	1,303,500	95,965
Goldman Sachs International*	5/09/25	USD	977,000	TRY	41,527,385	403
HSBC Bank PLC*	10/15/24	USD	2,045,098	CHF	1,808,455	(94,854)
HSBC Bank PLC*	10/22/24	USD	954,374	THB	30,782,097	$(3,552)

The accompanying notes are an integral part of the financial statements.
40

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank PLC*	11/12/24	HUF	411,503,199	USD	1,124,736	26,443
HSBC Bank PLC*	11/12/24	USD	1,085,448	CHF	914,670	(269)
HSBC Bank PLC*	11/12/24	USD	2,327,918	CZK	53,739,976	(46,657)
HSBC Bank PLC*	11/12/24	USD	1,257,000	PLN	4,816,070	6,916
HSBC Bank PLC*	11/19/24	THB	53,448,528	USD	1,539,194	127,115
JP Morgan Chase Bank N.A.*	10/08/24	BRL	18,099,409	USD	3,294,575	25,286
JP Morgan Chase Bank N.A.*	10/08/24	USD	2,369,000	BRL	12,956,535	(7,536)
JP Morgan Chase Bank N.A.*	11/12/24	USD	545,000	HUF	193,754,411	2,972
Morgan Stanley & Co. LLC*	10/09/24	PEN	1,464,068	USD	386,716	8,194
Morgan Stanley & Co. LLC*	10/15/24	ZAR	3,818,375	USD	214,000	6,766
Morgan Stanley & Co. LLC*	10/15/24	CHF	1,808,455	USD	2,143,034	(3,082)
Morgan Stanley & Co. LLC*	11/05/24	BRL	5,416,918	USD	949,987	40,590
Morgan Stanley & Co. LLC*	11/12/24	EUR	262,119	USD	287,279	4,989
Morgan Stanley & Co. LLC*	11/12/24	USD	433,870	ZAR	8,010,020	(28,162)
Morgan Stanley & Co. LLC*	11/19/24	USD	2,746,414	SGD	3,619,444	(76,517)
						$ 119,555

OTC Credit Default Swaps-Sell Protection†

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.000%	Quarterly	Bank of America N.A.*	BBB**	12/20/29	USD	1,280,000	$18,609	$16,086	$2,523
Republic of Indonesia	1.000%	Quarterly	Bank of America N.A.*	BBB**	12/20/29	USD	900,000	13,085	11,311	1,774
Republic of Philippines	1.000%	Quarterly	Bank of America N.A.*	BBB**	12/20/29	USD	600,000	11,818	10,610	1,208
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB**	12/20/29	USD	1,300,000	14,402	11,007	3,395
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB**	12/20/29	USD	1,345,000	(12,861)	(11,592)	(1,269)
								$45,053	$37,422	$7,631

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 11.225%	Maturity	BRL CETIP	Maturity	1/03/33	BRL	1,126,210	$18,837	$ —	$18,837
Fixed 11.135%	Maturity	BRL CETIP	Maturity	1/03/33	BRL	1,116,462	20,110	—	20,110
Fixed 11.200%	Maturity	BRL CETIP	Maturity	1/03/33	BRL	1,128,797	19,286	—	19,286
Fixed 11.165%	Maturity	BRL CETIP	Maturity	1/03/33	BRL	1,237,773	21,762	—	21,762
Fixed 11.175%	Maturity	BRL CETIP	Maturity	1/03/33	BRL	1,130,913	19,726	—	19,726
Fixed 1.808%	Quarterly	3-Month CNY-CNREPOFIX= CFXS-Reuters	Quarterly	8/30/29	CNY	8,000,000	(313)	—	(313)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.660%	Annually	4/08/29	CZK	8,033,000	8,100	—	8,100

The accompanying notes are an integral part of the financial statements.
41

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.690%	Annually	4/08/29	CZK	16,065,000	$17,093	$—	$17,093
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.740%	Annually	4/09/29	CZK	14,668,000	16,963	—	16,963
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.720%	Annually	4/09/29	CZK	8,033,000	8,992	—	8,992
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.850%	Annually	4/12/29	CZK	10,000,000	13,621	—	13,621
6-Month HUF BUBOR	Semi-Annually	Fixed 8.760%	Annually	10/27/25	HUF	917,000,000	71,858	—	71,858
Fixed 7.675%	Annually	6-Month HUF BUBOR	Semi-Annually	10/27/33	HUF	111,000,000	(42,380)	—	(42,380)
							$193,655	$ —	$193,655

OTC Currency Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi-Annually	Citibank N.A.*	10/17/31	$ 18,531	$ (270)	$ 18,801

*	Contracts are subject to a master netting agreement or similar agreement.
**
Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is thehighest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso

NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	New Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
42

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Assets:
Investments, at value (Note 2) (a)	$ 49,514,915	$ 50,101,909
Repurchase agreements, at value (Note 2) (b)	—	—
Total investments (c)	49,514,915	50,101,909
Cash	85,253	18,085
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	—	200,000
Cash collateral pledged for open derivatives (Note 2)	—	—
Investment adviser (Note 3)	38,665	38,212
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	499,743	573,159
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	21,151	21,151
Due from broker	—	—
Unrealized appreciation on:
Unfunded bank loan commitments	—	—
Total assets	50,159,727	50,952,516
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	—
Written options outstanding, at value (Note 2) (e)	—	—
Distributions (Note 2)	122,802	132,647
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares redeemed	—	—
Cash Collateral held for securities on loan (Note 2)	—	—
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	2	2
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	5,405	5,432
Investment advisory fees	10,140	14,868
Distribution fees	64	64
Due to custodian	—	—
Accrued expense and other liabilities	96,557	96,545
Unrealized depreciation on:
Unfunded bank loan commitments	—	—
Total liabilities	234,970	249,558
Net assets	$49,924,757	$50,702,958
Net assets consist of:
Paid-in capital	$49,999,938	$50,775,409
Accumulated earnings (loss)	(75,181)	(72,451)
Net assets	$49,924,757	$50,702,958
(a) Cost of investments:	$49,267,473	$49,943,704
(b) Cost of repurchase agreements:	$—	$—
(c) Securities on loan with market value of:	$—	$—
(d) Cost of foreign currency:	$—	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
43

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund	MassMutual Global Credit Income Opportunities Fund	MassMutual Emerging Markets Debt Blended Total Return Fund

$ 49,710,606	$ 118,696,021	$ 138,068,575	$ 26,752,549
—	6,330,491	16,887,395	904,902
49,710,606	125,026,512	154,955,970	27,657,451
3,543	361,193	—	24,275
—	1,633,282	746,998	102,346

—	3,413,203	1,011,149	8,978
—	—	—	729,143
—	1,725,228	7,353	3,190
—	210,000	316,000	352,719
37,722	45,697	54,329	27,720
—	—	—	11,075
585,639	1,586,059	1,931,250	477,412
—	—	90,911	26,984
—	—	—	76,445
21,151	16,682	13,430	12,486
—	250,000	—	—

—	4,462	—	—
50,358,661	134,272,318	159,127,390	29,510,224

—	5,978,678	6,412,977	—
—	—	812,000	200,000
—	—	—	89,594
152,201	25,147	180,344	106,714
—	43,978	76,826	609,588
—	—	—	18,309
—	383,663	61,117	13,032
—	—	2,683,060	499,350
—	—	—	12,861
2	38	2	6
—	—	59,851	—

5,425	34,173	39,713	21,752
20,309	68,576	91,480	18,304
118	22,996	63,109	1,261
—	—	100,573	—
96,480	234,682	220,845	123,999

—	—	79	—
274,535	6,791,931	10,801,976	1,714,770
$50,084,126	$127,480,387	$148,325,414	$27,795,454

$50,199,247	$167,522,296	$187,724,901	$65,632,659
(115,121)	(40,041,909)	(39,399,487)	(37,837,205)
$50,084,126	$127,480,387	$148,325,414	$27,795,454

$49,199,401	$123,245,674	$140,395,489	$28,935,326
$—	$6,330,491	$16,887,395	$904,902
$—	$—	$2,627,901	$488,920
$—	$1,631,962	$748,288	$102,361
$—	$—	$—	$81,617

The accompanying notes are an integral part of the financial statements.
44

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Clinton Limited Term Municipal Fund	MassMutual Clinton Municipal Fund
Class I shares:
Net assets	$ 49,725,057	$ 49,726,525
Shares outstanding (a)	4,980,000	4,980,000
Net asset value, offering price and redemption price per share	$9.98	$9.99
Class Y shares:
Net assets	$99,850	$876,581
Shares outstanding (a)	10,000	87,773
Net asset value, offering price and redemption price per share	$9.98	$9.99
Class A shares:
Net assets	$99,850	$99,852
Shares outstanding (a)	10,000	10,000
Net asset value and redemption price per share	$9.98	$9.99
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)	$10.24	$10.25
Class C shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.
*	Class L shares were renamed to Class A shares on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
45

MassMutual Clinton Municipal Credit Opportunities Fund	MassMutual Global Floating Rate Fund*	MassMutual Global Credit Income Opportunities Fund*	MassMutual Emerging Markets Debt Blended Total Return Fund*

$ 49,682,451	$ 23,566,654	$ 3,244,858	$ 1,356,664
4,980,000	2,684,798	416,514	172,467
$9.98	$8.78	$7.79	$7.87

$201,993	$79,948,278	$53,252,550	$25,251,882
20,242	9,108,573	6,832,689	3,219,502
$9.98	$8.78	$7.79	$7.84

$199,682	$20,286,059	$89,119,998	$1,049,332
20,016	2,314,685	11,437,325	133,531
$9.98	$8.76	$7.79	$7.86
$10.24	$9.15	$8.14	$8.21

	$3,679,396	$2,708,008	$137,576
	421,147	347,670	17,537
	$8.74	$7.79	$7.84

The accompanying notes are an integral part of the financial statements.
46

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Clinton Limited Term Municipal Fund+	MassMutual Clinton Municipal Fund+
Investment income (Note 2):
Interest (a)	$ 988,875	$ 1,099,605
Securities lending net income	—	—
Total investment income	988,875	1,099,605
Expenses (Note 3):
Investment advisory fees	78,835	114,904
Custody fees	35,850	35,850
Interest expense (Note 7)	—	—
Trustee reporting	4,250	4,250
Audit and tax fees	50,500	50,500
Commitment & Service Expenses	—	—
Legal fees	49,701	49,633
Proxy fees	2,217	2,217
Accounting & Administration fees	6,999	6,999
Shareholder reporting fees	15,513	15,510
Trustees’ fees	2,047	2,045
Registration and filing fees	44,122	44,121
Transfer agent fees	19,446	19,446
	309,480	345,475
Administration fees:
Class Y	66	92
Class A	66	66
Class C	—	—
Distribution and Service fees:
Class A	164	164
Class C	—	—
Total expenses	309,776	345,797
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(213,364)	(209,860)
Class Y fees reimbursed by adviser	(429)	(591)
Class A fees reimbursed by adviser	(429)	(422)
Class C fees reimbursed by adviser	—	—
Net expenses:	95,554	134,924
Net investment income (loss)	893,321	964,681
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(320,142)	(221,016)
Futures contracts	—	—
Written options	—	—
Swap agreements	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	(320,142)	(221,016)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	247,442	158,205
Futures contracts	—	—
Unfunded bank loan commitments	—	—
Written options	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	247,442	158,205
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(72,700)	(62,811)
Net increase (decrease) in net assets resulting from operations	$820,621	$901,870
(a) Net of foreign withholding tax of:	$—	$—

+	Commenced operations on February 1, 2024.
*	Class L shares were renamed to Class A shares on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
47

MassMutual Clinton Municipal Credit Opportunities Fund+	MassMutual Global Floating Rate Fund*	MassMutual Global Credit Income Opportunities Fund*	MassMutual Emerging Markets Debt Blended Total Return Fund*

$ 1,260,125	$ 13,360,075	$ 12,887,965	$ 3,151,487
—	934	11,928	1,446
1,260,125	13,361,009	12,899,893	3,152,933

157,261	891,432	972,880	321,969
35,850	73,161	73,410	57,347
—	25,772	—	—
4,250	17,656	12,679	2,434
50,500	104,920	103,501	77,876
—	183,471	196,940	—
49,525	10,959	5,324	1,649
2,217	1,579	1,579	1,579
6,999	39,222	51,741	27,521
15,029	68,333	47,179	25,710
2,040	13,471	11,557	3,999
44,121	65,157	63,595	61,041
19,448	31,448	29,920	30,105
387,240	1,526,581	1,570,305	611,230

94	61,294	20,243	23,434
91	7,923	49,949	392
—	1,247	854	—

228	49,521	208,123	4,900
—	41,556	28,471	2,041
387,653	1,688,122	1,877,945	641,997

(209,128)	(92,054)	(11,304)	(8,224)
(606)	(380,126)	(145,689)	(208,861)
(586)	(79,967)	(300,477)	(9,567)
—	(16,322)	(8,245)	(954)
177,333	1,119,653	1,412,230	414,391
1,082,792	12,241,356	11,487,663	2,738,542

(624,706)	(8,731,854)	(7,859,777)	(1,773,115)
—	—	—	54,734
—	—	—	209,388
—	—	—	(22,242)
—	142,120	252,209	(10,904)
—	(870,991)	(1,231,909)	(1,546,278)
(624,706)	(9,460,725)	(8,839,477)	(3,088,417)

511,205	9,919,281	12,852,939	6,077,117
—	—	(25,783)	(186,918)
—	6,584	(45,905)	—
—	—	—	(87,734)
—	—	—	263,741
—	48,829	1,632	49
—	(827,384)	(665,195)	297,022
511,205	9,147,310	12,117,688	6,363,277
(113,501)	(313,415)	3,278,211	3,274,860
$969,291	$11,927,941	$14,765,874	$6,013,402
$—	$—	$4,389	$6,535

The accompanying notes are an integral part of the financial statements.
48

MassMutual Funds (Continued)

Statements of Changes in Net Assets

MassMutual Clinton Limited Term Municipal Fund
Period Ended September 30, 2024+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$893,321
Net realized gain (loss)	(320,142)
Net change in unrealized appreciation (depreciation)	247,442
Net increase (decrease) in net assets resulting from operations	820,621
Distributions to shareholders (Note 2):
Class I	(892,575)
Class Y	(1,727)
Class A	(1,562)
Total distributions	(895,864)
Net fund share transactions (Note 5):
Class I	49,800,000
Class Y	100,000
Class A	100,000
Increase (decrease) in net assets from fund share transactions	50,000,000
Total increase (decrease) in net assets	49,924,757
Net assets
End of year	$ 49,924,757

+	Commenced operations on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
49

MassMutual Clinton Municipal Fund	MassMutual Clinton Municipal Credit Opportunities Fund
Period Ended September 30, 2024+	Period Ended September 30, 2024+

$964,681	$1,082,792
(221,016)	(624,706)
158,205	511,205
901,870	969,291

(969,984)	(1,078,623)
(2,681)	(3,089)
(1,718)	(2,761)
(974,383)	(1,084,473)

49,800,000	49,800,000
875,471	200,986
100,000	198,322
50,775,471	50,199,308
50,702,958	50,084,126

$ 50,702,958	$ 50,084,126

The accompanying notes are an integral part of the financial statements.
50

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Global Floating Rate Fund*
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,241,356	$19,239,228
Net realized gain (loss)	(9,460,725)	(28,503,195)
Net change in unrealized appreciation (depreciation)	9,147,310	39,144,587
Net increase (decrease) in net assets resulting from operations	11,927,941	29,880,620
Distributions to shareholders (Note 2):
Class I	(1,622,913)	(5,090,797)
Class Y	(5,327,917)	(11,457,208)
Class A	(1,166,988)	(2,222,854)
Class C	(224,169)	(361,573)
Total distributions	(8,341,987)	(19,132,432)
Tax return of capital:
Class I	(811,350)	(178,421)
Class Y	(2,663,611)	(401,549)
Class A	(583,417)	(77,906)
Class C	(112,070)	(12,672)
Total tax return of capital	(4,170,448)	(670,548)
Net fund share transactions (Note 5):
Class I	(31,206,213)	(16,929,786)
Class Y	(29,998,314)	(90,220,996)
Class A	31,634	(27,695,008)
Class C	(636,260)	(1,686,240)
Increase (decrease) in net assets from fund share transactions	(61,809,153)	(136,532,030)
Total increase (decrease) in net assets	(62,393,647)	(126,454,390)
Net assets
Beginning of year	189,874,034	316,328,424
End of year	$ 127,480,387	$ 189,874,034

*	Class L shares were renamed to Class A shares on February 1, 2024.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Global Credit Income Opportunities Fund*		MassMutual Emerging Markets Debt Blended Total Return Fund*
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$11,487,663	$10,493,787	$2,738,542	$3,332,986
(8,839,477)	(13,557,068)	(3,088,417)	(15,708,898)
12,117,688	17,770,011	6,363,277	19,420,931
14,765,874	14,706,730	6,013,402	7,045,019

(265,735.00)	(404,830)	(101,735)	—
(3,404,770)	(4,417,151)	(2,328,710)	—
(6,823,922)	(5,273,992)	(111,376)	—
(212,417)	(246,158)	(10,050)	—
(10,706,844)	(10,342,131)	(2,551,871)	—

(18,254)	(4,252)	—	(115,347)
(233,882)	(46,391)	—	(2,953,589)
(468,753)	(55,390)	—	(155,975)
(14,592)	(2,585)	—	(23,170)
(735,481)	(108,618)	—	(3,248,081)

83,989	(2,607,266)	(581,815)	—
5,015,941	(17,568,890)	(18,833,290)	(14,835,978)
11,131,205	15,228,855	(1,305,752)	(1,231,324)
(294,670)	(1,180,733)	(176,817)	(214,452)
15,936,465	(6,128,034)	(20,897,674)	(16,281,754)
19,260,014	(1,872,053)	(17,436,143)	(12,484,816)

129,065,400	130,937,453	45,231,597	57,716,413
$ 148,325,414	$ 129,065,400	$ 27,795,454	$ 45,231,597

The accompanying notes are an integral part of the financial statements.
52

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Limited Term Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24[g]	$10.00	$0.18	$(0.02)	$0.16	$(0.18)	$(0.18)	$9.98	1.62%[b]	$49,725	0.94%[a]	0.29%[a]	2.72%[a]
Class Y
9/30/24[g]	$10.00	$0.17	$(0.02)	$0.15	$(0.17)	$(0.17)	$9.98	1.56%[b]	$100	1.04%[a]	0.39%[a]	2.62%[a]
Class A
9/30/24[g]	$10.00	$0.16	$(0.02)	$0.14	$(0.16)	$(0.16)	$9.98	1.39%[b]	$100	1.29%[a]	0.64%[a]	2.37%[a]

Period Ended September 30, 2024[b]
Portfolio turnover rate	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24[g]	$10.00	$0.19	$(0.01)	$0.18	$(0.19)	$(0.19)	$9.99	1.89%[b]	$49,727	1.05%[a]	0.41%[a]	2.94%[a]
Class Y
9/30/24[g]	$10.00	$0.19	$(0.01)	$0.18	$(0.19)	$(0.19)	$9.99	1.82%[b]	$877	1.15%[a]	0.51%[a]	2.95%[a]
Class A
9/30/24[g]	$10.00	$0.17	$(0.01)	$0.16	$(0.17)	$(0.17)	$9.99	1.65%[b]	$100	1.40%[a]	0.76%[a]	2.59%[a]

Period Ended September 30, 2024[b]
Portfolio turnover rate	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
54

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Clinton Municipal Credit Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24[g]	$10.00	$0.22	$(0.02)	$0.20	$(0.22)	$(0.22)	$9.98	2.02%[b]	$49,682	1.18%[a]	0.54%[a]	3.31%[a]
Class Y
9/30/24[g]	$10.00	$0.22	$(0.03)	$0.19	$(0.21)	$(0.21)	$9.98	1.95%[b]	$202	1.28%[a]	0.64%[a]	3.30%[a]
Class A
9/30/24[g]	$10.00	$0.20	$(0.03)	$0.17	$(0.19)	$(0.19)	$9.98	1.78%[b]	$200	1.53%[a]	0.89%[a]	3.03%[a]

Period Ended September 30, 2024[b]
Portfolio turnover rate	121%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Floating Rate Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
9/30/24	$8.82	$0.81	$(0.05)	$0.76	$(0.53)	$—	$(0.27)	$(0.80)	$8.78	9.00%	$23,567	1.11%	0.75%	0.74%	9.18%
9/30/23	8.45	0.73	0.40	1.13	(0.73)	—	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	N/A	0.75%	4.87%
Class Y*
9/30/24	$8.81	$0.79	$(0.02)	$0.77	$(0.53)	$—	$(0.27)	$(0.80)	$8.78	9.10%	$79,948	1.18%	0.75%	0.73%	8.95%
9/30/23	8.44	0.72	0.40	1.12	(0.72)	—	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	N/A	0.75%	4.89%
Class A*
9/30/24[g]	$8.79	$0.76	$(0.02)	$0.74	$(0.51)	$—	$(0.26)	$(0.77)	$8.76	8.83%	$20,286	1.40%	1.00%	0.98%	8.69%
9/30/23	8.42	0.69	0.41	1.10	(0.71)	—	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	N/A	1.00%	4.63%
Class C*
9/30/24	$8.76	$0.69	$(0.00) [d]	$0.69	$(0.47)	$—	$(0.24)	$(0.71)	$8.74	8.14%	$3,679	2.14%	1.75%	1.73%	7.92%
9/30/23	8.40	0.64	0.39	1.03	(0.65)	—	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	N/A	1.75%	3.88%

	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	61%	20%	40%	9%	43%	37%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
56

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Credit Income Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
9/30/24	$7.58	$0.70	$0.21	$0.91	$(0.66)	$(0.04)	$(0.70)	$7.79	12.45%	$3,245	1.21%	NA	0.85%	9.10%
9/30/23	7.35	0.64	0.23	0.87	(0.63)	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	NA	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	NA	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	(0.46)	9.08	17.51%	21,492	1.08%	NA	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	NA	0.95%	5.60%
Class Y*
9/30/24	$7.58	$0.70	$0.20	$0.90	$(0.65)	$(0.04)	$(0.69)	$7.79	12.40%	$53,253	1.26%	NA	0.90%	9.03%
9/30/23	7.35	0.63	0.23	0.86	(0.62)	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	NA	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	NA	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	(0.46)	9.08	17.52%	173,113	1.12%	NA	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	NA	0.95%	5.60%
Class A*
9/30/24[g]	$7.58	$0.68	$0.20	$0.88	$(0.63)	$(0.04)	$(0.67)	$7.79	12.12%	$89,120	1.52%	NA	1.16%	8.79%
9/30/23	7.35	0.62	0.22	0.84	(0.60)	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	NA	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	NA	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	(0.44)	9.08	17.18%	9,795	1.39%	NA	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	NA	1.20%	5.35%
Class C*
9/30/24	$7.58	$0.62	$0.21	$0.83	$(0.58)	$(0.04)	$(0.62)	$7.79	11.27%	$2,708	2.24%	NA	1.95%	8.00%
9/30/23	7.34	0.55	0.24	0.79	(0.54)	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	NA	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	NA	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	(0.37)	9.08	16.42%	5,846	2.19%	NA	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	NA	1.95%	4.60%

	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	62%	53%	44%	15%	71%	64%

*
On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Credit Income Opportunities Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Emerging Markets Debt Blended Total Return Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I*
9/30/24	$7.22	$0.48	$0.62	$1.10	$(0.45)	$—	$—	$(0.45)	$7.87	15.73%	$1,357	1.42%	0.94%	6.39%
9/30/23	6.78	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.22	13.40%	1,800	1.09%	0.97%	6.47%
9/30/22	10.61	0.44	(3.54)	(3.10)	(0.47)	(0.17)	(0.09)	(0.73)	6.78	(30.40%)	1,691	1.67%	1.00%	5.90%
9/30/21	11.00	0.11	(0.37)	(0.26)	(0.13)	—	—	(0.13)	10.61	(2.44%)[b]	1	706.64%[a]	0.95%[a]	3.98%[a]
6/30/21	10.43	0.57	0.80	1.37	(0.60)	(0.20)	—	(0.80)	11.00	13.70%	1	1.29%	0.95%	5.26%
6/30/20	10.06	0.69	0.32	1.01	(0.64)	—	—	(0.64)	10.43	10.39%	14,563	1.40%	0.95%	6.99%
Class Y*
9/30/24	$7.19	$0.48	$0.62	$1.10	$(0.45)	$—	$—	$(0.45)	$7.84	15.75%	$25,252	1.48%	0.95%	6.40%
9/30/23	6.75	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.19	13.42%	40,950	1.15%	0.97%	6.50%
9/30/22	10.59	0.48	(3.59)	(3.11)	(0.47)	(0.17)	(0.09)	(0.73)	6.75	(30.59)%	52,350	1.31%	0.97%	5.55%
9/30/21	10.99	0.12	(0.38)	(0.26)	(0.14)	—	—	(0.14)	10.59	(2.38%)[b]	127,650	1.26%[a]	0.95%[a]	4.48%[a]
6/30/21	10.42	0.53	0.84	1.37	(0.60)	(0.20)	—	(0.80)	10.99	13.61%	111,221	1.34%	0.95%	4.90%
6/30/20	10.06	0.67	0.33	1.00	(0.64)	—	—	(0.64)	10.42	10.33%	33,429	1.42%	0.95%	6.84%
Class A*
9/30/24[g]	$7.19	$0.46	$0.64	$1.10	$(0.43)	$—	$—	$(0.43)	$7.86	15.77%	$1,049	1.68%	1.19%	6.13%
9/30/23	6.76	0.46	0.41	0.87	—	—	(0.44)	(0.44)	7.19	12.97%	2,186	1.37%	1.22%	6.29%
9/30/22	10.59	0.47	(3.59)	(3.12)	(0.45)	(0.17)	(0.09)	(0.71)	6.76	(30.66%)	3,199	1.53%	1.21%	5.19%
9/30/21	10.99	0.12	(0.39)	(0.27)	(0.13)	—	—	(0.13)	10.59	(2.44%)[b]	17,660	1.60%[a]	1.20%[a]	4.24%[a]
6/30/21	10.42	0.51	0.84	1.35	(0.58)	(0.20)	—	(0.78)	10.99	13.32%	17,491	1.73%	1.20%	4.71%
6/30/20	10.06	0.60	0.38	0.98	(0.62)	—	—	(0.62)	10.42	10.11%	6,443	2.08%	1.20%	6.21%
Class C*
9/30/24	$7.19	$0.40	$0.63	$1.03	$(0.38)	$—	$—	$(0.38)	$7.84	14.63%	$138	2.41%	1.94%	5.37%
9/30/23	6.76	0.40	0.42	0.82	—	—	(0.39)	(0.39)	7.19	12.14%	296	2.10%	1.97%	5.47%
9/30/22	10.59	0.39	(3.58)	(3.19)	(0.39)	(0.17)	(0.08)	(0.64)	6.76	(31.20%)	477	2.64%	1.98%	4.68%
9/30/21	10.99	0.09	(0.38)	(0.29)	(0.11)	—	—	(0.11)	10.59	(2.62%)[b]	583	3.43%[a]	1.95%[a]	3.48%[a]
6/30/21	10.42	0.43	0.83	1.26	(0.49)	(0.20)	—	(0.69)	10.99	12.51%	463	4.40%	1.95%	3.98%
6/30/20	10.06	0.60	0.31	0.91	(0.55)	—	—	(0.55)	10.42	9.28%	225	5.29%	1.95%	6.09%

	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	52%	43%	55%	10%	52%	127%

*
On December 13, 2021, the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”) was reorganized into the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
58

Notes to Financial Statements

1.	The Funds
MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Clinton Limited Term Municipal Fund (“MM Clinton Limited Term Municipal Fund”)
MassMutual Clinton Municipal Fund (“MM Clinton Municipal Fund”)
MassMutual Clinton Municipal Credit Opportunities Fund (“MM Clinton Municipal Credit Opportunities Fund”)
MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)
MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)
MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)
The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund each commenced operations on February 1, 2024.
On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, and Barings Emerging Markets Debt Blended Total Return Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.
Effective February 1, 2024, Class L shares were renamed Class A shares for the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation

59

Notes to Financial Statements (Continued)
policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

60

Notes to Financial Statements (Continued)
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of September 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

61

Notes to Financial Statements (Continued)
The following is the aggregate value by input level, as of September 30, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Global Floating Rate Fund
Asset Investments
Common Stock	$768,783	$—	$297,986	$1,066,769
Bank Loans	—	108,890,789	805,199	109,695,988
Corporate Debt	—	7,925,643	—	7,925,643
Rights	—	—	—+	—
Warrants	—	7,621	—	7,621
Short-Term Investments	—	6,330,491	—	6,330,491
Unfunded Bank Loan Commitments*	—	4,462	—	4,462
Total Investments	$768,783	$123,159,006	$1,103,185	$125,030,974
Liability Derivatives
Forward Contracts	$—	$(43,978)	$—	$(43,978)
Global Credit Income Opportunities Fund
Asset Investments
Common Stock
Germany	$—	$—	$—+	$—
Lithuania	—	—	—+	—
Spain	—	—	—+	—
United Kingdom	191,989	—	48,537	240,526
United States	398,462	—	—	398,462
Bank Loans	—	75,515,618	30,250	75,545,868
Corporate Debt	—	51,758,959	—+	51,758,959
Non-U.S. Government Agency Obligations	—	7,114,162	—	7,114,162
Sovereign Debt Obligations	—	305,157	—	305,157
Warrants	—	22,381	—	22,381
Rights	—	—	—+	—
Short-Term Investments	2,683,060	16,887,395	—	19,570,455
Total Investments	$3,273,511	$151,603,672	$78,787	$154,955,970
Liability Investments
Unfunded Bank Loan Commitments*	$—	$(79)	$—	$(79)
Liability Derivatives
Forward Contracts	$—	$(76,826)	$—	$(76,826)
Futures Contracts	(25,783)	—	—	(25,783)
Total	$(25,783)	$(76,826)	$—	$(102,609)
Emerging Markets Debt Blended Total Return Fund
Asset Investments
Corporate Debt	$ —	$9,950,566	$ —	$9,950,566
Sovereign Debt Obligations	—	16,155,323	—	16,155,323
Purchased Options	—	121,719	—	121,719
Short-Term Investments	499,350	930,493	—	1,429,843
Total Investments	$499,350	$27,158,101	$—	$27,657,451

62

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Asset Derivatives
Forward Contracts	$ —	$ 729,143	$ —	$ 729,143
Swap Agreements	—	312,793	—	312,793
Total	$—	$1,041,936	$—	$1,041,936
Liability Derivatives
Forward Contracts	$—	$(609,588)	$—	$(609,588)
Swap Agreements	—	(55,554)	—	(55,554)
Written Options	—	(89,594)	—	(89,594)
Total	$—	$(754,736)	$—	$(754,736)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2024.
The Funds, with the exception of the Global Floating Rate Fund and Global Credit Income Opportunities Fund, had no Level 3 transfers during the year ended September 30, 2024. The Global Floating Rate Fund and Global Credit Income Opportunities Fund, had Level 3 transfers during the year ended September 30, 2024; however, none of the transfers individually or collectively had a material impact on the Global Floating Rate Fund or Global Credit Income Opportunities Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

63

Notes to Financial Statements (Continued)
At September 30, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Liability Derivatives
Forward Contracts^	$ —	$(43,978)	$ —	$(43,978)
Realized Gain (Loss)#
Forward Contracts	$—	$(870,991)	$—	$(870,991)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(827,384)	$—	$(827,384)
Global Credit Income Opportunities Fund
Liability Derivatives
Forward Contracts^	$—	$(76,826)	$—	$(76,826)
Futures Contracts^^	—	—	(25,783)	(25,783)
Total Value	$—	$(76,826)	$(25,783)	$(102,609)
Realized Gain (Loss)#
Forward Contracts	$—	$(1,231,909)	$—	$(1,231,909)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(665,195)	$—	$(665,195)
Futures Contracts	—	—	(25,783)	(25,783)
Total Change in Appreciation (Depreciation)	$—	$(665,195)	$(25,783)	$(690,978)
Emerging Markets Debt Blended Total Return Fund
Asset Derivatives
Purchased Options*	$—	$121,719	$—	$121,719
Forward Contracts*	—	729,143	—	729,143
Swap Agreements*	57,914	18,531	—	76,445
Swap Agreements^^,^^^	—	—	236,348	236,348
Total Value	$57,914	$869,393	$236,348	$1,163,655
Liability Derivatives
Forward Contracts^	$—	$(609,588)	$—	$(609,588)
Swap Agreements^	(12,861)	—	—	(12,861)
Swap Agreements^^,^^^	—	—	(42,693)	(42,693)
Written Options^	—	(89,594)	—	(89,594)
Total Value	$(12,861)	$(699,182)	$(42,693)	$(754,736)
Realized Gain (Loss)#
Purchased Options	$—	$(166,792)	$—	$(166,792)
Forward Contracts	—	(1,546,278)	—	(1,546,278)
Futures Contracts	—	—	54,734	54,734
Swap Agreements	125,134	(4,449)	(142,927)	(22,242)
Written Options	—	209,388	—	209,388
Total Realized Gain (Loss)	$125,134	$(1,508,131)	$(88,193)	$(1,471,190)

64

Notes to Financial Statements (Continued)

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Emerging Markets Debt Blended Total Return Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$ —	$ 117,265	$ —	$ 117,265
Forward Contracts	—	297,022	—	297,022
Futures Contracts	—	—	(186,918)	(186,918)
Swap Agreements	21,842	(36,708)	278,607	263,741
Written Options	—	(87,734)	—	(87,734)
Total Change in Appreciation (Depreciation)	$21,842	$289,845	$91,689	$403,376

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended September 30, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Global Floating Rate Fund	Global Credit Income Opportunities Fund	Emerging Markets Debt Blended Total Return Fund
Futures Contracts:
Average number of contracts - long	—	163	40
Average number of contracts - short	—	—	83
Forward Contracts:
Average notional amounts purchased - in USD	$3,008,493	$1,072,958	$27,010,846
Average notional amounts sold - in USD	$37,087,484	$39,339,362	$27,225,286
Swap Agreements:
Credit Default Swaps:
Average notional amounts - sell protection	$—	$—	$6,916,667
Interest Rate Swaps:
Average notional amounts	$—	$—	$2,035,803,482
Currency Swaps:
Average notional amounts	$—	$—	$380,371
Options:
Average shares/units outstanding of Purchased Options	—	—	6,539,304
Average shares/units outstanding of Written Options	—	—	2,480,607

65

Notes to Financial Statements (Continued)
The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Emerging Markets Debt Blended Total Return Fund
Bank of America N.A.	$ 89,380	$ (82,201)	$ —	$ 7,179
BNP Paribas SA	100,964	—	—	100,964
Citibank N.A.	98,163	(27,339)	—	70,824
Goldman Sachs International	333,338	(291,465)	—	41,873
HSBC Bank PLC	160,474	(145,332)	—	15,142
JP Morgan Chase Bank N.A.	28,258	(7,536)	—	20,722
Morgan Stanley & Co. LLC	116,730	(116,730)	—	—
	$927,307	$(670,603)	$—	$ 256,704

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$ (33,480)	$ —	$ 33,480	$ —
Morgan Stanley & Co. LLC	(10,498)	—	—	(10,498)
	$(43,978)	$—	$ 33,480	$(10,498)
Global Credit Income Opportunities Fund
Bank of America N.A.	$(65,871)	$—	$ 60,000	$(5,871)
Morgan Stanley & Co. LLC	(10,955)	—	—	(10,955)
	$(76,826)	$—	$ 60,000	$(16,826)
Emerging Markets Debt Blended Total Return Fund
Bank of America N.A.	$(82,201)	$82,201	$—	$—
BNP Paribas SA	—	—	—	—
Citibank N.A.	(27,339)	27,339	—	—
Goldman Sachs International	(291,465)	291,465	—	—
HSBC Bank PLC	(145,332)	145,332	—	—
JP Morgan Chase Bank N.A.	(7,536)	7,536	—	—
Morgan Stanley & Co. LLC	(158,170)	116,730	—	(41,440)
	$(712,043)	$670,603	$—	$(41,440)

*	Represents the net amount receivable from the counterparty in the event of default.

66

Notes to Financial Statements (Continued)
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

67

Notes to Financial Statements (Continued)
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the

68

Notes to Financial Statements (Continued)
value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

69

Notes to Financial Statements (Continued)
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including

70

Notes to Financial Statements (Continued)
through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.

71

Notes to Financial Statements (Continued)
The Global Floating Rate Fund and Global Credit Income Opportunities Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Global Floating Rate Fund and Global Credit Income Opportunities Fund are obligated to fund these commitments at the borrower’s discretion. At September 30, 2024, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At September 30, 2024, the Global Floating Rate Fund and Global Credit Income Opportunities Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
Global Floating Rate Fund	Mehilainen Yhtiot Oy	$151,777	$164,404	$168,866	$4,462
Global Credit Income Opportunities Fund	DG Investment Intermediate Holdings 2, Inc.	$41,382	$41,281	$41,202	$(79)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

72

Notes to Financial Statements (Continued)
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2024.
Municipal Securities
A Fund may invest in municipal securities. Municipal securities are debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities. Generally, interest received on municipal securities is exempt from U.S. federal income tax, but it may be subject to state and local taxes.
Issuers in a state, territory, or possession in which a Fund invests may experience significant financial difficulties for various reasons, and municipal securities issued by such issuers (and the instrumentalities thereof) are subject to the risk of unfavorable developments in the relevant municipality. The amount of public information available about municipal securities is generally less than for corporate equities or bonds, meaning that the investment performance of municipal securities may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal securities at attractive prices. Because many municipal securities are issued to finance similar projects, conditions in certain industries can significantly affect a Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid securities can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. Income from tax-exempt municipal securities could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of a security. See a Fund’s Portfolio of Investments, if applicable, for municipal securities as of September 30, 2024.

73

Notes to Financial Statements (Continued)
Securities Lending
Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

74

Notes to Financial Statements (Continued)
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and the Emerging Markets Debt Blended Total Return Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

75

Notes to Financial Statements (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
MM Clinton Limited Term Municipal Fund+	0.24% on the first $500 million; and 0.23% on any excess over $500 million
MM Clinton Municipal Fund+	0.35% on the first $500 million; and 0.34% on any excess over $500 million
MM Clinton Municipal Credit Opportunities Fund+	0.48% on the first $500 million; and 0.47% on any excess over $500 million
Global Floating Rate Fund	0.65%
Global Credit Income Opportunities Fund	0.75%
Emerging Markets Debt Blended Total Return Fund	0.75%

+	Commenced operations on February 1, 2024.
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Global Floating Rate Fund*	0.30%
Global Credit Income Opportunities Fund*	0.30%
Emerging Markets Debt Blended Total Return Fund*	0.35%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund, 35% of the subadvisory fee for Global Credit Income Opportunities Fund, and 50% of the subadvisory fee for Emerging Markets Debt Blended Total Return Fund.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

MM Clinton Limited Term Municipal Fund MM Clinton Municipal Fund MM Clinton Municipal Credit Opportunities Fund	Clinton Investment Management, LLC Clinton Investment Management, LLC Clinton Investment Management, LLC

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

76

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund+	None	0.10%	0.10%	N/A
MM Clinton Municipal Fund+	None	0.10%	0.10%	N/A
MM Clinton Municipal Credit Opportunities Fund+	None	0.10%	0.10%	N/A
Global Floating Rate Fund	None	0.07%	0.04%	0.03%
Global Credit Income Opportunities Fund	None	0.05%	0.06%	0.03%
Emerging Markets Debt Blended Total Return Fund	None	0.06%	0.02%	None

+	Commenced operations on February 1, 2024.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each applicable Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective July 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
Emerging Markets Debt Blended Total Return Fund	0.89%	0.95%	1.16%	1.89%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to July 1, 2024, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
Emerging Markets Debt Blended Total Return Fund	0.95%	0.95%	1.20%	1.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit for the Global Floating Rate Fund and Global Credit Income

77

Notes to Financial Statements (Continued)
Opportunities Fund), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-
recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through
January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C
MM Clinton Limited Term Municipal Fund+	0.29%	0.39%	0.64%	N/A
MM Clinton Municipal Fund+	0.41%	0.51%	0.76%	N/A
MM Clinton Municipal Credit Opportunities Fund+	0.54%	0.64%	0.89%	N/A
Global Floating Rate Fund	0.75%	0.75%	1.00%	1.75%
Global Credit Income Opportunities Fund	0.85%	0.90%	1.16%	1.95%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
+	Commenced operations on February 1, 2024.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2024:

Total % Ownership by Related Party
MM Clinton Limited Term Municipal Fund	100.0%
MM Clinton Municipal Fund	98.9%
MM Clinton Municipal Credit Opportunities Fund	99.6%
Global Floating Rate Fund	87.7%
Global Credit Income Opportunities Fund	86.2%
Emerging Markets Debt Blended Total Return Fund	87.7%

78

Notes to Financial Statements (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
MM Clinton Limited Term Municipal Fund	$9,466,875	$71,127,311	$9,191,635	$23,415,268
MM Clinton Municipal Fund	5,785,313	82,746,648	5,657,937	32,395,459
MM Clinton Municipal Credit Opportunities Fund	9,466,875	102,353,780	9,213,733	52,613,045
Global Floating Rate Fund	—	77,556,531	—	137,690,752
Global Credit Income Opportunities Fund	—	83,327,158	—	75,403,489
Emerging Markets Debt Blended Total Return Fund	—	20,433,201	—	41,434,461

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.

79

Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Period Ended September 30, 2024
	Shares	Amount
MM Clinton Limited Term Municipal Fund Class I+
Sold	4,980,000	$ 49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Limited Term Municipal Fund Class Y+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Limited Term Municipal Fund Class A+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Municipal Fund Class I+
Sold	4,980,000	$49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Municipal Fund Class Y+
Sold	87,726	$875,000
Issued as reinvestment of dividends	47	471
Net increase (decrease)	87,773	$875,471
MM Clinton Municipal Fund Class A+
Sold	10,000	$100,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	10,000	$100,000
MM Clinton Municipal Credit Opportunities Fund Class I+
Sold	4,980,000	$49,800,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	4,980,000	$49,800,000
MM Clinton Municipal Credit Opportunities Fund Class Y+
Sold	20,142	$200,000
Issued as reinvestment of dividends	100	986
Net increase (decrease)	20,242	$200,986
MM Clinton Municipal Credit Opportunities Fund Class A+
Sold	19,933	$197,500
Issued as reinvestment of dividends	83	822
Redeemed	—	—
Net increase (decrease)	20,016	$198,322

80

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Global Floating Rate Fund Class I
Sold	1,142,967	$10,058,099	1,621	$14,073
Issued as reinvestment of dividends	258,503	2,268,137	607,368	5,259,627
Redeemed	(4,946,156)	(43,532,449)	(2,555,829)	(22,203,486)
Net increase (decrease)	(3,544,686)	$(31,206,213)	(1,946,840)	$(16,929,786)
Global Floating Rate Fund Class Y
Sold	1,934,948	$16,995,203	2,748,368	$23,886,652
Issued as reinvestment of dividends	836,488	7,342,378	1,228,132	10,609,440
Redeemed	(6,188,430)	(54,335,895)	(14,521,701)	(124,717,088)
Net increase (decrease)	(3,416,994)	$(29,998,314)	(10,545,201)	$(90,220,996)
Global Floating Rate Fund Class A++
Sold	392,949	$3,457,171	476,446	$4,103,604
Issued as reinvestment of dividends	194,276	1,703,071	261,060	2,247,597
Redeemed	(584,304)	(5,128,608)	(3,980,884)	(34,046,209)
Net increase (decrease)	2,921	$31,634	(3,243,378)	$(27,695,008)
Global Floating Rate Fund Class C
Sold	3,458	$30,123	2,951	$25,149
Issued as reinvestment of dividends	38,149	333,351	43,389	373,362
Redeemed	(114,375)	(999,734)	(242,746)	(2,084,751)
Net increase (decrease)	(72,768)	$(636,260)	(196,406)	$(1,686,240)
Global Credit Income Opportunities Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	36,802	283,989	54,318	409,082
Redeemed	(25,840)	(200,000)	(402,360)	(3,016,348)
Net increase (decrease)	10,962	$83,989	(348,042)	$(2,607,266)
Global Credit Income Opportunities Fund Class Y
Sold	2,582,510	$20,050,548	990,553	$7,493,074
Issued as reinvestment of dividends	172,756	1,333,058	229,376	1,726,010
Redeemed	(2,152,644)	(16,367,665)	(3,542,818)	(26,787,974)
Net increase (decrease)	602,622	$5,015,941	(2,322,889)	$(17,568,890)
Global Credit Income Opportunities Fund Class A++
Sold	870,082	$6,729,332	2,453,939	$18,589,975
Issued as reinvestment of dividends	934,556	7,214,111	696,363	5,253,285
Redeemed	(362,756)	(2,812,238)	(1,131,734)	(8,614,405)
Net increase (decrease)	1,441,882	$11,131,205	2,018,568	$15,228,855
Global Credit Income Opportunities Fund Class C
Sold	73,374	$566,185	17,472	$134,258
Issued as reinvestment of dividends	28,028	216,207	31,079	234,160
Redeemed	(139,956)	(1,077,062)	(204,738)	(1,549,151)
Net increase (decrease)	(38,554)	$(294,670)	(156,187)	$(1,180,733)

81

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Emerging Markets Debt Blended Total Return Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	7,690	58,185	—	—
Redeemed	(84,726)	(640,000)	—	—
Net increase (decrease)	(77,036)	$(581,815)	—	$—
Emerging Markets Debt Blended Total Return Fund Class Y
Sold	781,303	$5,791,337	1,003,749	$7,363,524
Issued as reinvestment of dividends	156,467	1,169,782	238,394	1,739,158
Redeemed	(3,411,711)	(25,794,409)	(3,299,366)	(23,938,660)
Net increase (decrease)	(2,473,941)	$(18,833,290)	(2,057,223)	$(14,835,978)
Emerging Markets Debt Blended Total Return Fund Class A++
Sold	637,860	$4,716,839	268,794	$1,830,900
Issued as reinvestment of dividends	14,157	105,972	19,811	144,470
Redeemed	(822,379)	(6,128,563)	(458,136)	(3,206,694)
Net increase (decrease)	(170,362)	$(1,305,752)	(169,531)	$(1,231,324)
Emerging Markets Debt Blended Total Return Fund Class C
Sold	—	$—	3,403	$25,000
Issued as reinvestment of dividends	1,337	10,004	2,628	19,194
Redeemed	(24,942)	(186,821)	(35,508)	(258,646)
Net increase (decrease)	(23,605)	$(176,817)	(29,477)	$(214,452)

+	Fund commenced operations on February 1, 2024.
++	Class L shares were renamed Class A shares on February 1, 2024.
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2024:

Front-End Sales Charges Retained by Distributor
Global Floating Rate Fund	$ 3,765
Global Credit Income Opportunities Fund	36,183
Emerging Markets Debt Blended Total Return Fund	700

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund prior to February 1, 2024), or $250,000 or more for municipal bond funds, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. The Distributor retained $2 for the Global Floating Rate Fund during the period ended September 30, 2024.

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Notes to Financial Statements (Continued)
With respect to Class A and Class C shares, the Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
6.	Federal Income Tax Information
At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$49,267,473	$351,993	$(104,551)	$247,442
MM Clinton Municipal Fund	49,943,704	286,482	(128,277)	158,205
MM Clinton Municipal Credit Opportunities Fund	49,199,401	599,983	(88,778)	511,205
Global Floating Rate Fund	129,933,837	2,549,257	(7,500,560)	(4,951,303)
Global Credit Income Opportunities Fund	157,512,678	4,378,793	(7,038,110)	(2,659,317)
Emerging Markets Debt Blended Total Return Fund	30,084,686	1,988,664	(4,094,756)	(2,106,092)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Clinton Limited Term Municipal Fund	$(320,142)	$—
MM Clinton Municipal Fund	(221,016)	—
MM Clinton Municipal Credit Opportunities Fund	(624,706)	—
Global Floating Rate Fund	(6,834,902)	(26,734,399)
Global Credit Income Opportunities Fund	(5,958,114)	(30,289,693)
Emerging Markets Debt Blended Total Return Fund*	(9,200,568)	(26,472,011)

*	A portion of these amounts are subject to IRC 382-383 which is carried forward to future years to offset future realized gains subject to certain limitations.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Global Floating Rate Fund	$1,478,413
Global Credit Income Opportunities Fund	409,320

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

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Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gain	Return of Capital
MM Clinton Limited Term Municipal Fund	$872,293	$23,571	$ —	$ —
MM Clinton Municipal Fund	964,243	10,140	—	—
MM Clinton Municipal Credit Opportunities Fund	1,065,680	18,793	—	—
Global Floating Rate Fund	—	8,341,987	—	4,170,448
Global Credit Income Opportunities Fund	—	10,706,844	—	735,481
Emerging Markets Debt Blended Total Return Fund	—	2,551,871	—	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Global Floating Rate Fund	$ 19,132,432	$ —	$ 670,548
Global Credit Income Opportunities Fund	10,342,131	—	108,618
Emerging Markets Debt Blended Total Return Fund	—	—	3,284,964

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM Clinton Limited Term Municipal Fund	$201,160	$—	$(320,142)	$(203,641)	$247,442	$(75,181)
MM Clinton Municipal Fund	203,812	—	(221,016)	(213,452)	158,205	(72,451)
MM Clinton Municipal Credit Opportunities Fund	231,332	—	(624,706)	(232,952)	511,205	(115,121)
Global Floating Rate Fund	—	—	(35,047,714)	(25,147)	(4,969,048)	(40,041,909)
Global Credit Income Opportunities Fund	—	—	(36,657,127)	(180,344)	(2,562,016)	(39,399,487)
Emerging Markets Debt Blended Total Return Fund	—	54,442	(35,672,579)	(106,714)	(2,112,354)	(37,837,205)

The Funds did not have any unrecognized tax benefits at September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

84

Notes to Financial Statements (Continued)
7.	Line of Credit
The Trust (the “Borrower”) on behalf of the Global Floating Rate Fund and Global Credit Income Opportunities Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $85,000,000, $150,000,000 prior to July 11, 2024, (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.
The Global Floating Rate Fund utilized a portion of the Facility Amount on multiple dates from the period January 17, 2024 through January 25, 2024 with an average borrowing amount of $15,666,667. The average interest rate during the period was 6.58% and total interest paid amounted to $25,772. The commitment fees made by the Funds are recorded in the accompanying Statements of Operations as Commitment & Service Expenses.
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Advantage Funds and Shareholders of MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund, MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund and MassMutual Emerging Markets Debt Blended Total Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund, MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund and MassMutual Emerging Markets Debt Blended Total Return Fund (the “Funds”), each a fund of MassMutual Advantage Funds, including the portfolios of investments, as of September 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the MassMutual Advantage Funds	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund	For the period February 1, 2024 (commencement of operations) through September 30, 2024	For the period February 1, 2024 (commencement of operations) through September 30, 2024	For the period February 1, 2024 (commencement of operations) through September 30, 2024
MassMutual Global Floating Rate Fund, MassMutual Global Credit Income Opportunities Fund, and MassMutual Emerging Markets Debt Blended Total Return Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024, the period from July 1, 2021 through September 30, 2021, and each of the two years in the period ended June 30, 2021.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more MassMutual investment companies since 1995.

86

Federal Tax Information (Unaudited)

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividend received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

87

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

88

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

89

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

90

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”)for each of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratio for the Global Floating Rate Fund was at the 58th percentile of its peer group and its net advisory fee was in the 29th percentile of its peer group.
As to the Global Credit Income Opportunities Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio and net advisory fee were each at the 86th percentile of the Fund’s peer group, and that they were ten basis points and 16 basis points above median, respectively. The Committee further considered that MML Advisers waived 21 basis points during the year due to the Fund’s expense cap. The Committee considered MML Advisers’ view that the Fund’s investment strategy is unique and that the Fund has generally performed favorably, improving to the 24th percentile of its performance category in the one-year period.
As to the Emerging Markets Debt Blended Total Return Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio was at the 93rd percentile of its peer group. The Committee also considered MML Advisers’ proposal to lower the Fund’s expense cap. The Committee considered MML Advisers’ statement that, if the proposed expense cap had been implemented in the prior year, the cap would have increased the effective expense waiver to 19 basis points. The Committee further considered MML Advisers’ statement that the Fund’s proposed net expense ratio is expected to fall from six basis points above to in-line with the peer group median, and the net advisory fee is expected to fall from 12 to six basis points above the peer group median.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.

91

The Committee considered that each of the Funds achieved three-year investment performance above the medians of their performance categories, except the Emerging Markets Debt Blended Total Return Fund.
As to the Emerging Markets Debt Blended Total Return Fund, the Committee considered that the Fund performed at the 94th percentile of its performance category for the three-year period. The Committee considered that, although underperformance due to volatile market conditions in 2021 and 2022 negatively impacted the Fund’s three-year performance, the Fund has generally performed favorably over the long term, including five-year performance at the 23rd percentile of its performance category. The Committee also considered MML Advisers’ positive statements about the Fund’s potentially strong positioning in the future.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

92

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2024 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/27/2024